CARILLON ACCOUNT

                             of

          THE UNION CENTRAL LIFE INSURANCE COMPANY

 1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600


             STATEMENT OF ADDITIONAL INFORMATION


          May 1, 2005, supplemented September 1, 2005

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2005, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.


        ____________________________________________



                     TABLE OF CONTENTS


                                                    Page

Distribution of Contracts . . . . . . . . . . . . . .B-2
Determination of Annuity Payments . . . . . . . . . .B-2
Federal Tax Matters . . . . . . . . . . . . . . . . .B-3
Miscellaneous Contract Provisions . . . . . . . . . .B-4
Custody of CA's Assets. . . . . . . . . . . . . . . .B-5
Independent Registered Public Accounting Firm . . . .B-5
Financial Statements of CA and of
     Union Central. . . . . . . . . . . . (following B-5)

                DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

     As principal underwriter of the Contracts, the following distribution fees were paid to Carillon
Investments, Inc., by Union Central:

                  Year             Amount
                  2004          $2,776,487
                  2003          $2,822,156
                  2002          $3,241,287

            DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity
Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

     For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                   FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA. Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested.
Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds.
Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations. Although Union
Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing
Contracts in all events, based upon a private letter ruling
Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.) However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder. Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

     For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.

             MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

     Union Central will pay all amounts due from the Variable Account under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2) An emergency exists as defined by the Securities and Exchange Commission;

     (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or

     (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

     No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                CUSTODY OF CA'S ASSETS

     Title to the assets of CA is held by Union Central.
Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of CA at December 31, 2004 and 2003 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Period ended December 31, 2004

[LOGO]
ERNST & YOUNG

                Ernst& Young LLP       Phone: (513)612-4400
                1900 Scripps Center    www.ey.com
                312 Walnut Street
                Cincinnati, Ohio 45202




Report of Independent Registered Public Accounting Firm

To the Contract holders of Carillon
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Carillon Account, comprising the separate account divisions described in Note 2, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2004 and the results of their operations and changes in their net assets for the respective stated periods in conformity with U.S. generally accepted accounting principles.

                        Ernst & Young LLP


February 13, 2005

A Member Practice of Ernst & Young Global

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                             Summit Mutual Funds, Inc.
                                                 (affiliated issuer)
                             --------------------------------------------------------------
                                           Balanced                    S&P       S&P MidCap
                               Zenith       Index         Bond      500 Index    400 Index
                             Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                             ----------   ----------   ----------   ----------   ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.,
at fair value (cost
$36,373,458; $11,147,396;
$32,133,786; $69,528,378;
$19,500,409; $8,711,773;
$4,905,459; $1,144,836;
$1,166,119)                  $47,534,153  $10,960,842  $32,458,678  $60,435,248  $24,747,998
                             -----------  -----------  -----------  -----------  ------------
   Total Invested Assets      47,534,153   10,960,842   32,458,678   60,435,248   24,747,998

OTHER ASSETS &
 (LIABILITIES)                   (3,288)        2,398       10,306      (1,164)      (1,406)
                             -----------  -----------  -----------  -----------  -----------
NET ASSETS
(Contract Owners' Equity)    $47,530,865  $10,963,240  $32,468,984  $60,434,084  $24,746,592
                             ===========  ===========  ===========  ===========  ===========

                                             Summit Mutual Funds, Inc.
                                                 (affiliated issuer)
                             -----------------------------------------------------
                            Russell 2000                 Lehman
                              Small Cap    Nasdaq-100    Aggregate      EAFE
                               Index         Index       Bond Index  International
                             Subaccount    Subaccount    Subaccount    Subaccount
                             ----------    ----------    ----------    ----------
<s>                          <c>           <c>           <c>           <c>>
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.,
at fair value (cost
$36,373,458; $11,147,396;
$32,133,786; $69,528,378;
$19,500,409; $8,711,773;
$4,905,459; $1,144,836;
$1,166,119)                  $11,524,180   $6,081,736    $1,149,316    $1,321,680
                             -----------   ----------    ----------    ----------
   Total Invested Assets      11,524,180    6,081,736     1,149,316     1,321,680

OTHER ASSETS & (LIABILITIES)       1,723           460           54           114
                             -----------   ----------    ----------    ----------
NET ASSETS (Contract
Owners' Equity)              $11,525,903    $6,082,196   $1,149,370    $1,321,794
                             ===========    ==========   ==========    ==========

                                     Scudder Variable Series I
                                       (unaffiliated issuer)
                              --------------------------------------
                                Money       Capital
                                Market       Growth    International
                              Subaccount   Subaccount   Subaccount
                              ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $9,289,521;
$42,426,664; $21,210,821;
$10,053,862; $2,158,733;
$1,268; $4,999)               $9,289,520   $29,524,086  $18,053,179
                              ----------   -----------  -----------
  Total Invested Assets        9,289,520    29,524,086   18,053,179

OTHER ASSETS & (LIABILITIES)         644      (10,443)       (1,226)
                              ----------   ----------   ----------
NET ASSETS (Contract
Owners' Equity)               $9,290,164   $29,513,643  $18,051,953
                              ==========   ===========  ===========


                                                  AIM Variable
                                              Insurance Funds, Inc.
                                              (unaffiliated issuer)
                              -----------------------------------------------------
                                Capital
                              Appreciation     Growth       Balanced       Basic
                               Subaccount    Subaccount    Subaccount    Subaccount
                              ------------   ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $9,289,521;
$42,426,664; $21,210,821;
$10,053,862; $2,158,733;
$1,268; $4,999)                $7,642,337     $2,459,305     $1,259        $5,012
                               ----------     ----------     ------        ------
   Total Invested Assets        7,642,337      2,459,305      1,259         5,012

OTHER ASSETS & (LIABILITIES)         (63)           (14)        ---           ---
                               ----------     ----------     ------        ------
NET ASSETS (Contract
Owners' Equity)                $7,642,274     $2,459,291     $1,259        $5,012
                               ==========     ==========     ======        ======

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



                                                      MFS Variable
                                                     Insurance Trust
                                                  (unaffiliated issuer)
                              --------------------------------------------------------------
                              Investors       High      Emerging      Total         New
                                 Trust       Income       Growth      Return      Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                              ----------   ----------   ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $18,341,793;
$7,503,284; $29,022,063;
$5,832,612; $3,314,026;
$1,739,774; $7,202,846;
$4,802)                       $16,769,569  $8,180,247   $16,672,727  $6,745,263   $3,757,486
                              -----------  ----------   -----------  ----------   ----------
  Total Invested Assets        16,769,569   8,180,247    16,672,727   6,745,263    3,757,486

OTHER ASSETS AND
LIABILITIES                        1,084       6,367        (3,112)         681           78
                              -----------  ----------   -----------  ----------   ----------
NET ASSETS (Contract
Owners' Equity)               $16,770,653  $8,186,614   $16,669,615  $6,745,944   $3,757,564
                              -----------  ----------   -----------  ----------   ----------


                                             American Century
                                         Variable Portfolios, Inc.
                                           (unaffiliated issuer)
                                 ---------------------------------------
                                   Income
                                  & Growth       Value     International
                                 Subaccount    Subaccount    Subaccount
                                 ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $18,341,793;
$7,503,284; $29,022,063;
$5,832,612; $3,314,026;
$1,739,774; $7,202,846;
$4,802)                          $2,039,279    $8,765,625    $    5,050
                                 ----------    ----------    ----------
  Total Invested Assets           2,039,279     8,765,625         5,050

OTHER ASSETS AND
LIABILITIES                             273           884           ---
                                 ----------    ----------    ----------

NET ASSETS (Contract
Owners' Equity                   $2,039,552    $8,766,509    $    5,050
                                 ----------    ----------    ----------



                                                                       Franklin Templeton
                                     Oppenheimer Variable              Variable Insurance
                                         Account Funds                    Products Trust
                                     (unaffiliated issuer)             (unaffiliated issuer)
                              -------------------------------------   -----------------------
                                             Global      Capital        Foreign       Growth
                              Main Street  Securities  Appreciation    Securities   Securities
                              Subaccount   Subaccount   Subaccount     Subaccount   Subaccount
                              ----------   ----------   ----------     ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $3,990,753;
$2,589,679; $0; $8,591,475;
$5,656 $4,416,214; $744,180;
$2,963,728)                   $4,744,003   $3,394,859      $   ---     $9,789,771   $    5,851
                              ----------   ----------   ----------     ----------   ----------
   Total Invested Assets       4,744,003    3,394,859          ---      9,789,771        5,851

OTHER ASSETS & (LIABILITIES)         602          444          ---          (534)            1
                              ----------   ----------   ----------     ----------   ----------
NET ASSETS (Contract
Owners' Equity)               $4,744,605   $3,395,303   $      ---     $9,789,237   $    5,852
                              ==========   ==========   ==========     ==========   ==========


                             Neuberger Berman
                                 Advisers
                             Management Trust        Alger American Fund
                          (unaffiliated issuer)    (unaffiliated issuer)
                           -------------------      -------------------
                                                    Leveraged      MidCap
                                Guardian              AllCap       Growth
                               Subaccount           Subaccount   Subaccount
                               ----------           ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $3,990,753;
 $2,589,679; $0; $8,591,475;
$5,656 $4,416,214; $744,180;
$2,963,728)                    $5,331,033           $842,594     $3,420,015
                               ----------           --------     ----------
  Total Invested Assets         5,331,033            842,594      3,420,015

OTHER ASSETS & (LIABILITIES)          257                 86            102
                               ----------           --------     ----------
NET ASSETS (Contract
 Owners' Equity)               $5,331,290           $842,680     $3,420,117
                               ----------           --------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                      Universal
                              Seligman Portfolios, Inc.      Institutional Funds, Inc.
                                 (unaffiliated issuer)          (unaffiliated issuer)
                              -------------------------      -------------------------
                              Communications  Small-Cap        Core Plus       U.S .
                              & Information    Value         Fixed Income   Real Estate
                                Subaccount   Subaccount        Subaccount   Subaccount
                                ----------   ----------        ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost $982,003;
$8,067,993; $724,394;
$2,840,433)                     $1,181,850   $10,795,714      $  730,909   $3,471,513
                                ----------   -----------      ----------   ----------
   Total Invested Assets         1,181,850    10,795,714         730,909    3,471,513

OTHER ASSETS & (LIABILITIES)            25           712             141         (828)
                                ----------   ----------        ----------   ----------
NET ASSETS (Contract
Owners' Equity)                 $1,181,875   $10,796,426       $  731,050   $3,470,685
                                ----------   ----------        ----------   ----------


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)


                                              Balanced                    S&P
                                 Zenith        Index         Bond      500 Index
                               Subaccount    Subaccount   Subaccount   Subaccount
                               ----------    ----------   ----------   ----------
INVESTMENT INCOME
Ordinary dividend income       $  678,588    $  177,370   $1,480,064   $  237,444

EXPENSES
Mortality and expense
risk charge                     444,435        108,689     334,700      580,239
Administration fee               110,635         26,915      82,670      144,216
                               ----------    ----------   ----------   ----------
                                  555,070       135,604      417,370      724,455
                               ----------    ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)      123,518        41,766    1,062,694    (487,011)
                               ----------    ----------   ----------   ----------


REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (los
  on investments                 (555,493)     (179,131)     (98,721)  (1,712,764)
Realized gain distributions           ---           ---          ---          ---
                               ----------    ----------   ----------   ----------
Net realized gain (loss)         (555,493)     (179,131)     (98,721)  (1,712,764)

Net unrealized appreciation
  of investments                6,079,693       784,462       27,590    7,223,514
                               ----------    ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS      5,524,200       605,331      (71,131)   5,510,750
                               ----------    ----------   ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS         $5,647,718    $  647,097   $  991,563   $5,023,739
                               ==========    ==========   ==========   ==========



                                             Russell 2000                  Lehman
                                S&P MidCap    Small Cap     Nasdaq-100    Aggregate
                                400  Index      Index         Index       Bond Index
                                Subaccount    Subaccount    Subaccount    Subaccount
                                ----------    ----------    ----------    ----------
INVESTMENT INCOME
Ordinary dividend income           $53,616       $18,906       $  ---        $20,602

EXPENSES
Mortality and expense
  risk charge                      217,359       100,367        57,766         7,673
Administration fee                  53,686        24,724        14,144         1,834
                                ----------    ----------    ----------    ----------
                                   271,045       125,091        71,910         9,507
                                ----------    ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)      (217,429)     (106,185)      (71,910)       11,095
                                ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
  on investments                    44,532       301,069       (53,360)         (443)
Realized gain distributions            ---           ---           ---           ---
                                ----------    ----------    ----------    ----------
Net realized gain (loss)            44,532       301,069       (53,360)         (443)

Net unrealized appreciation
       of investments            3,198,630     1,357,005       601,014         4,913

                                ----------    ----------    ----------    ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       3,243,162     1,658,074       547,654         4,470
                                ----------    ----------    ----------    ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS          $3,025,733    $1,551,889    $  475,744    $   15,565
                                ==========    ==========    ==========    ==========



(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Frankin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)



                               Summit
                          Mutual Funds, Inc.        Scudder Variable Series I
                         (affiliated issuer)           (unaffiliated issuer)
                         -------------------  ---------------------------------------
                                EAFE
                            International       Money        Capital
                                Index           Market        Growth    International
                              Subaccount      Subaccount    Subaccount    Subaccount
                              ----------      ----------    ----------    ----------
INVESTMENT INCOME
Ordinary dividend income          $5,012         $92,856      $163,486      $220,998

EXPENSES
Mortality and expense
   risk charge                     7,887         107,880       296,546       168,730
Administration fee                 1,911          26,589        74,070        42,033
                              ----------      ----------    ----------    ----------
                                   9,798         134,469       370,616       210,763
                              ----------      ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)      (4,786)        (41,613)     (207,130)       10,235
                              ----------      ----------    ----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments                 10,165             ---    (2,581,745)   (1,228,712)
Realized gain distributions        5,789             ---           ---           ---
Net realized gain (loss)          15,954             ---    (2,581,745)   (1,228,712)
                              ----------      ----------    ----------    ----------
Net unrealized appreciation
   (depreciations) of
   investments                   133,744             ---     4,676,707     3,634,746
                              ----------      ----------    ----------    ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       149,698             ---     2,094,962     2,406,034
                              ----------      ----------    ----------    ----------
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS      $144,912        ($41,613)   $1,887,832    $2,416,269
                              ==========      ==========    ==========    ==========

<captiion>


                                                      AIM
                                                 Insurance Funds
                                              (unaffiliated issuer)
                              ------------------------------------------------------
                                 Capital
                              Appreciation     Growth       Balanced     Basic Value
                               Subaccount    Subaccount    Subaccount    Subaccount
                               ----------    ----------    ----------    ----------
INVESTMENT INCOME
Ordinary dividend income            $ ---         $ ---           $18         $ ---

EXPENSES
Mortality and expense
  risk charge                      75,718        20,261             1             1
Administration fee                 18,800         5,004           ---           ---
                               ----------    ----------    ----------    ----------
                                   94,518        25,265             1             1
                               ----------    ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)      (94,518)      (25,265)           17            (1)
                               ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments              (1,000,659)      (19,769)            1           ---
Realized gain distributions           ---           ---           ---           ---
                               ----------    ----------    ----------    ----------
Net realized gain (loss)       (1,000,659)      (19,769)            1           ---

Net unrealized appreciation
  (depreciations)
  of investments                1,471,069       198,877            (8)           13
                               ----------    ----------    ----------    ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        470,410       179,108            (7)           13
                               ----------    ----------    ----------    ----------
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS       $375,892      $153,843           $10           $12
                               ==========    ==========    ==========    ==========

(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable Portfolios, Inc's International Subaccount and the Oppenheimer Variable Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's Growth Securities Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)



                                                       MFS Variable
                                                      Insurance Trust
                                                   (unaffiliated issuer)
                               --------------------------------------------------------------
                                Investors      High       Emerging      Total      New
                                 Trust        Income       Growth       Return     Discovery
                               Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                               ----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME
Ordinary dividend income         $106,514     $338,992        $ ---      $92,074        $ ---

EXPENSES
Mortality and expense
   risk charge                    166,437       73,539      161,133       57,913       34,077
Administration fee                 41,487       18,161       40,176       14,150        8,339
                               ----------   ----------   ----------   ----------   ----------
                                  207,924       91,700      201,309       72,063       42,416
                               ----------   ----------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)     (101,410)     247,292     (201,309)      20,011      (42,416)
                               ----------   ----------   ----------   ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments                (689,028)    (154,091)  (1,242,605)      46,169      (67,815)
Realized gain distributions           ---          ---          ---          ---          ---
                               ----------   ----------   ----------   ----------   ----------
Net realized gain (loss)         (689,028)    (154,091)  (1,242,605)      46,169      (67,815)

Net unrealized appreciation
       of investments           2,332,591      462,712    3,217,717      495,858      297,838
                               ----------   ----------   ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS             1,643,563      308,621    1,975,112      542,027      230,023
                               ----------   ----------   ----------   ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS         $1,542,153     $555,913   $1,773,803     $562,038     $187,607
                               ==========   ==========   ==========   ==========   ==========


                                               American Century
                                           Variable Portfolios, Inc.
                                             (unaffiliated issuer)
                                   --------------------------------------------
                                    Income
                                   & Growth         Value         International
                                  Subaccount      Subaccount       Subaccount
                                  ----------      ----------      ----------
INVESTMENT INCOME
Ordinary dividend income             $18,162         $75,479           $ ---

EXPENSES
Mortality and expense
risk charge                           14,999          78,509               6
Administration fee                     3,604          19,228               2
                                  ----------      ----------      ----------
                                      18,603          97,737               8
                                  ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)            (441)        (22,258)             (8)
                                  ----------      ----------      ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments   10,841         148,494               1
Realized gain distributions              ---          58,550             ---
                                  ----------      ----------      ----------
Net realized gain (loss)              10,841         207,044               1

Net unrealized appreciation
       of investments                176,868         771,290             248
                                  ----------      ----------      ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                  187,709         978,334             249
                                  ----------      ----------      ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS              $187,268        $956,076            $241
                                  ==========      ==========      ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Franklin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.


The accompanying notes are an integral part of the financial statments.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                                         Franklin Templeton
                                      Oppenheimer Variable               Variable Insurance
                                          Account Funds                    Products Trust
                                      (unaffiliated issuer)             (unaffiliated issuer)
                              --------------------------------------   -----------------------
                                              Global       Capital       Foreign       Growth
                              Main Street   Securities  Appreciation    Securities   Securities
                               Subaccount   Subaccount   Subaccount     Subaccount   Subaccount(A)
                               ----------   ----------   ----------     ----------   ----------
INVESTMENT INCOME
Ordinary dividend income          $38,163      $29,694        $ ---        $88,868        $ ---

EXPENSES
Mortality and expense
risk charge                        46,411       26,299          ---         83,453            8
Administration fee                 11,317        6,441          ---         20,665            1
                               ----------   ----------   ----------     ----------   ----------
                                   57,728       32,740          ---         04,118            9
                               ----------   ----------   ----------     ----------   ----------
NET INVESTMENT LOSS               (19,565)      (3,046)         ---        (15,250)          (9)
                               ----------   ----------   ----------     ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
   on investments                 (13,809)      17,925          ---       (405,881)         ---
Realized gain distributions           ---          ---          ---            ---          ---
                               ----------   ----------   ----------     ----------   ----------
Net realized gain (loss)          (13,809)      17,925          ---       (405,881)         ---

Net unrealized appreciation
       of investments             391,421      457,530          ---      1,804,174          195
                               ----------   ----------   ----------     ----------   ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               377,612      475,455          ---      1,398,293          195
                               ----------   ----------   ----------     ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $358,047     $472,409        $ ---     $1,383,043         $186
                               ==========   ==========   ==========     ==========   ==========


                              NewbergerBerman
                            Advisers Management
                                   Trust                Alger American Fund
                           (unaffiliated issuer)       (unaffiliated issuer)
                           ---------------------    ---------------------------
                                                    Leveraged         MidCap
                                 Guardian             AllCap          Growth
                                Subaccount          Subaccount       Subaccount
                                ----------          ----------       ----------
INVESTMENT INCOME
Ordinary dividend income            $5,694               $ ---            $ ---

EXPENSES
Mortality and expense
   risk charge                      42,424               7,970           27,718
Administration fee                  10,403               1,954            6,867
                                ----------          ----------       ----------
                                    52,827               9,924           34,585
                                ----------          ----------       ----------
NET INVESTMENT LOSS                (47,133)             (9,924)         (34,585)
                                ----------          ----------       ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
    on investments                 (12,158)             43,735          154,670
Realized gain distributions            ---                 ---              ---
                                ----------          ----------       ----------
Net realized gain (loss)           (12,158)             43,735          154,670

Net unrealized appreciation
       of investments              693,995              10,038          213,423
                                ----------          ----------       ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                681,837              53,773          368,093
                                ----------          ----------       ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $634,704             $43,849         $333,508
                                ==========          ==========       ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Franklin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.


The accompanying notes are an integral part of the financial statments.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                              Seligman Portfolios, Inc.    Universal Institutional Funds, Inc.
                                (unaffiliated issuer)          (unaffiliated issuer)
                             --------------------------    ----------------------------------
                             Communications   Small-Cap         Core Plus      U.S.
                             & Information      Value         Fixed Income  Real Estate
                               Subaccount    Subaccount        Subaccount   Subaccount
                               ----------    ----------        ----------   ----------
INVESTMENT INCOME
Ordinary dividend income            $ ---       $17,034           $13,966      $61,960


EXPENSES
Mortality and expense
   risk charge                     11,253        86,806             4,280       18,816
Administration fee                  2,732        21,379             1,032        4,593
                               ----------    ----------        ----------   ----------
                                   13,985       108,185             5,312       23,409
                               ----------    ----------        ----------   ----------
NET INVESTMENT LOSS               (13,985)      (91,151)            8,654       38,551
                               ----------    ----------        ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
  on investments                   29,487       138,598              (150)      45,971
Realized gain distributions           ---           ---               ---          ---
                               ----------    ----------        ----------   ----------
Net realized gain (loss)           29,487       138,598              (150)      45,971

Net unrealized appreciation
   of investments                  76,645     1,453,976             4,152      566,399
                               ----------    ----------        ----------   ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               106,132     1,592,574             4,002      612,370
                               ----------    ----------        ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $92,147    $1,501,423           $12,656     $650,921
                               ==========    ==========        ==========   ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc Balanced and Basic
Value Subaccounts and the American Century Variable
Portfolios, Inc's International Subaccount and the
Oppenheimer Variable Account Funds' Capital Appreciation
Subaccount and the Frankin Templeton Variable Insurance
Products Trust's Growth Securities Subaccount.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                          Zenith Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment gain (loss)           $123,518             ($420,449)
Net realized loss on investments     (555,493)           (2,415,413)
Net unrealized appreciation
    of investments                  6,079,693            14,006,605
                                  -----------           -----------
Net increase in net assets
   resulting from operations        5,647,718            11,170,743
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          2,213,648             1,439,169
Transfers between subaccounts
(including fixed account), net        442,104              (844,548)
Surrenders                         (4,423,372)           (4,133,903)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (1,767,620)           (3,539,282)
                                  -----------           -----------

NET INCREASE IN NET ASSETS          3,880,098             7,631,461

NET ASSETS (Beginning of year)     43,650,767            36,019,306
                                  -----------           -----------
NET ASSETS (End of year)          $47,530,865           $43,650,767
                                  -----------           -----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                      Balanced Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income                 $41,766              $123,486
Net realized loss on investments     (179,131)             (450,842)
Net unrealized appreciation
    of investments                    784,462             1,880,119
                                  -----------           -----------
Net increase in net assets
   resulting from operations          647,097             1,552,763
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            743,708               692,535
Transfers between subaccounts
(including fixed account), net       (250,344)               (2,482)
Surrenders                         (1,122,670)           (1,444,434)
                                  -----------           -----------
Net withdrawals from
    equity transactions              (629,306)             (754,381)
                                  -----------           -----------

NET INCREASE IN NET ASSETS             17,791               798,382

NET ASSETS (Beginning of year)     10,945,449            10,147,067
                                  -----------           -----------
NET ASSETS (End of year)          $10,963,240           $10,945,449
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                           Bond Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income              $1,062,694            $1,922,796
Net realized loss on investments      (98,721)             (823,687)
Net unrealized appreciation
    of investments                     27,590             1,193,014
                                  -----------           -----------
Net increase in net assets
   resulting from operations          991,563             2,292,123
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          3,579,537             2,663,228
Transfers between subaccounts
(including fixed account), net     (1,870,289)              (42,053)
Surrenders                         (4,171,826)           (3,693,803)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (2,462,578)           (1,072,628)
                                  -----------           -----------

NET INCREASE (DECREASE)
   IN NET ASSETS                   (1,471,015)            1,219,495

NET ASSETS (Beginning of year)     33,939,999            32,720,504
                                  -----------           -----------
NET ASSETS (End of year)          $32,468,984           $33,939,999
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                      S&P 500 Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------

OPERATIONS
Net investment loss                 ($487,011)           ($152,860)
Net realized loss on investments   (1,712,764)          (2,702,692)
Net unrealized appreciation
    of investments                  7,223,514           14,962,532
                                  -----------           -----------
Net increase in net assets
   resulting from operations        5,023,739            12,106,980
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          3,664,168             3,558,495
Transfers between subaccounts
(including fixed account), net     (1,533,365)           (1,776,560)
Surrenders                         (5,096,174)           (4,824,759)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (2,965,371)           (3,042,824)
                                  -----------           -----------

NET INCREASE IN NET ASSETS          2,058,368             9,064,156

NET ASSETS (Beginning of year)     58,375,716            49,311,560
                                  -----------           -----------
NET ASSETS (End of year)          $60,434,084           $58,375,716
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                   S&P MidCap 400 Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($217,429)            ($106,527)
Net realized gain (loss)
 on investments                        44,532              (681,237)
Net unrealized appreciation
    of investments                  3,198,630             5,112,921
                                  -----------           -----------
Net increase in net assets
   resulting from operations        3,025,733             4,325,157
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          2,832,074             1,976,364
Transfers between subaccounts
(including fixed account), net        773,746             1,255,240
Surrenders                         (1,529,100)           (1,063,731)
                                  -----------           -----------
Net proceeds from
   equity transactions              2,076,720             2,167,873
                                  -----------           -----------

NET INCREASE IN NET ASSETS          5,102,453             6,493,030

NET ASSETS (Beginning of year)     19,644,139            13,151,109
                                  -----------           -----------
NET ASSETS (End of year)          $24,746,592           $19,644,139
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     Summit Mutual Funds, Inc.
                              Russell 2000 Small Cap Index Subaccount
                              ---------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------

Net investment loss                 ($106,185)             ($39,508)
Net realized gain (loss)
 on investments                       301,069              (155,334)
Net unrealized appreciation
    of investments                  1,357,005             2,374,277
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,551,889             2,179,435
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,348,484             1,065,989
Transfers between subaccounts
(including fixed account), net        716,474             1,176,065
Surrenders                           (640,416)             (426,503)
                                  -----------           -----------
Net proceeds from
    equity transactions             1,424,542             1,815,551
                                  -----------           -----------

NET INCREASE IN NET ASSETS          2,976,431             3,994,986

NET ASSETS (Beginning of year)      8,549,472             4,554,486
                                  -----------           -----------
NET ASSETS (End of year)          $11,525,903            $8,549,472
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                     Nasdaq-100 Index Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($71,910)             ($45,745)
Net realized loss on investments      (53,360)             (286,763)
Net unrealized appreciation
    of investments                    601,014             1,669,073
                                  -----------           -----------
Net increase in net assets
   resulting from operations          475,744             1,336,565
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            729,511               726,958
Transfers between subaccounts
(including fixed account), net           (169)            1,431,436
Surrenders                           (613,320)             (267,650)
                                  -----------           -----------
Net proceeds from
    equity transactions               116,022             1,890,744
                                  -----------           -----------

NET INCREASE IN NET ASSETS            591,766             3,227,309

NET ASSETS (Beginning of year)      5,490,430             2,263,121
                                  -----------           -----------
NET ASSETS (End of year)           $6,082,196            $5,490,430
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                               Lehman Aggregate Bond Index Subaccount
                               --------------------------------------

                                       Period Ended December 31,

                                      2004                  2003(A)
                                  -----------           -----------

OPERATIONS
Net investment income                 $11,095                $3,032
Net realized loss on investments         (443)                  (91)
Net unrealized appreciation
  (depreciation) of investments         4,913                  (433)
                                  -----------           -----------
Net increase in net assets
   resulting from operations           15,565                 2,508
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            604,958               235,094
Transfers between subaccounts
(including fixed account), net        118,422               211,698
Surrenders                            (33,472)               (5,403)
                                  -----------           -----------
Net proceeds from
 equity transactions                  689,908               441,389
                                  -----------           -----------

NET INCREASE IN NET ASSETS            705,473               443,897

NET ASSETS (Beginning of year)        443,897                   ---
                                  -----------           -----------
NET ASSETS (End of year)           $1,149,370              $443,897
                                  ===========           ===========

(A) Period from May 1, 2003 to December, 2003.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                 EAFE International Index Subaccount
                                 -----------------------------------

                                       Period Ended December 31,

                                      2004                  2003(A)
                                  -----------           -----------
OPERATIONS
Net investment loss                   ($4,786)                ($879)
Net realized gain on investments       15,954                 5,696
Net unrealized appreciation
    of investments                    133,744                21,818
                                  -----------           -----------
Net increase in net assets
   resulting from operations          144,912                26,635
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            466,693               138,295
Transfers between subaccounts
(including fixed account), net        494,925                92,308
Surrenders                            (41,741)                 (233)
                                  -----------           -----------
Net proceeds from
   equity transactions                919,877               230,370
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,064,789               257,005

NET ASSETS (Beginning of year)        257,005                   ---
                                  -----------           -----------
NET ASSETS (End of year)           $1,321,794              $257,005
                                  ===========           ===========

<A) Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Series I
                                        Money Market Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($41,613)             ($71,276)
                                  -----------           -----------
Net decrease in net assets
  resulting from operations           (41,613)              (71,276)
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          2,385,586             3,380,582
Transfers between subaccounts
(including fixed account), net     (3,280,359)           (6,585,787)
Surrenders                         (2,985,755)           (3,429,292)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (3,880,528)           (6,634,497)
                                  -----------           -----------

NET DECREASE IN NET ASSETS         (3,922,141)           (6,705,773)

NET ASSETS (Beginning of year)     13,212,305            19,918,078
                                  -----------           -----------
NET ASSETS (End of year)           $9,290,164           $13,212,305
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Scudder Variable Series I
                                      Capital Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($207,130)            ($239,602)
Net realized loss on investments   (2,581,745)           (4,011,294)
Net unrealized appreciation
    of investments                  4,676,707            10,897,520
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,887,832             6,646,624
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,118,625               986,240
Transfers between subaccounts
(including fixed account), net     (1,506,724)           (2,843,660)
Surrenders                         (3,197,554)           (2,874,589)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (3,585,653)           (4,732,009)
                                  -----------           -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                     (1,697,821)            1,914,615

NET ASSETS (Beginning of year)     31,211,464            29,296,849
                                  -----------           -----------
NET ASSETS (End of year)          $29,513,643           $31,211,464
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Scudder Variable Series I
                                      International Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income (loss)          $10,235              ($72,764)
Net realized loss on investments   (1,228,712)           (3,243,688)
Net unrealized appreciation
    of investments                  3,634,746             7,015,029
                                  -----------           -----------
Net increase in net assets
   resulting from operations        2,416,269             3,698,577
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            678,409               756,409
Transfers between subaccounts
(including fixed account), net       (687,584)           (1,817,511)
Surrenders                         (1,605,569)           (1,726,329)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (1,614,744)           (2,787,431)
                                  -----------           -----------

NET INCREASE IN NET ASSETS            801,525               911,146

NET ASSETS (Beginning of year)     17,250,428            16,339,282
                                  -----------           -----------
NET ASSETS (End of year)          $18,051,953           $17,250,428
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                   Capital Appreciation Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($94,518)             ($86,737)
Net realized loss on investments   (1,000,659)             (986,185)
Net unrealized appreciation
    of investments                  1,471,069             2,792,484
                                  -----------           -----------
Net increase in net assets
   resulting from operations          375,892             1,719,562
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            583,099               596,125
Transfers between subaccounts
(including fixed account), net       (450,078)             (244,191)
Surrenders                           (744,773)             (693,156)
                                  -----------           -----------
Net withdrawals from
    equity transactions              (611,752)             (341,222)
                                  -----------           -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                       (235,860)            1,378,340

NET ASSETS (Beginning of year)      7,878,134             6,499,794
                                  -----------           -----------
NET ASSETS (End of year)           $7,642,274            $7,878,134
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                          Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($25,265)             ($13,866)
Net realized loss on investments      (19,769)              (98,518)
Net unrealized appreciation
    of investments                    198,877               404,001
                                  -----------           -----------
Net increase in net assets
   resulting from operations          153,843               291,617
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            673,348               414,859
Transfers between subaccounts
(including fixed account), net        116,342               144,582
Surrenders                           (122,164)              (52,132)
                                  -----------           -----------
Net proceeds from
 equity transactions                  667,526               507,309
                                  -----------           -----------

NET INCREASE IN NET ASSETS            821,369               798,926

NET ASSETS (Beginning of year)      1,637,922               838,996
                                  -----------           -----------
NET ASSETS (End of year)           $2,459,291            $1,637,922
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   AIM Variable Insurance Fund, Inc.
                                         Balanced Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment income                                 $17
Net realized gain on investments                        1
Net unrealized depreciation of investments             (8)
                                              -----------
Net increase in net assets
   resulting from operations                           10
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          1,250
Transfers between subaccounts
(including fixed account), net                         (1)
Surrenders                                            ---
                                              -----------
Net proceeds from
 equity transactions                                1,249
                                              -----------

NET INCREASE IN NET ASSETS                          1,259

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $1,259
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                        Basic Value Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment loss                                   ($1)
Net realized gain on investments                      ---
Net unrealized appreciation
    of investments                                     13
                                              -----------
Net increase in net assets
   resulting from operations                           12
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          5,000
Transfers between subaccounts
(including fixed account), net                        ---
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions               5,000
                                              -----------

NET INCREASE IN NET ASSETS                          5,012

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $5,012
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                     Investors Trust Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($101,410)            ($101,737)
Net realized loss on investments     (689,028)           (1,512,909)
Net unrealized appreciation
    of investments                  2,332,591             4,928,495
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,542,153             3,313,849
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            627,188               598,566
Transfers between subaccounts
(including fixed account), net     (1,103,856)           (1,914,311)
Surrenders                         (2,594,768)           (2,948,208)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (3,071,436)           (4,263,953)
                                  -----------           -----------

NET DECREASE IN NET ASSETS         (1,529,283)             (950,104)

NET ASSETS (Beginning of year)     18,299,936            19,250,040
                                  -----------           -----------
NET ASSETS (End of year)          $16,770,653           $18,299,936
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                        High Income Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income                $247,292              $176,898
Net realized loss on investments     (154,091)             (267,527)
Net unrealized appreciation
    of investments                    462,712             1,041,596
                                  -----------           -----------
Net increase in net assets
   resulting from operations          555,913               950,967
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            987,853               855,267
Transfers between subaccounts
(including fixed account), net        226,667               481,263
Surrenders                           (639,415)             (836,755)
                                  -----------           -----------
Net proceeds from
    equity transactions               575,105               499,775
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,131,018             1,450,742

NET ASSETS (Beginning of year)      7,055,596             5,604,854
                                  -----------           -----------
NET ASSETS (End of year)           $8,186,614            $7,055,596
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                      Emerging Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                 ($201,309)            ($193,634)
Net realized loss on investments   (1,242,605)           (1,750,758)
Net unrealized appreciation
    of investments                  3,217,717             5,815,773
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,773,803             3,871,381
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            763,536               971,863
Transfers between subaccounts
(including fixed account), net       (997,696)           (1,140,890)
Surrenders                         (1,783,490)           (1,519,191)
                                  -----------           -----------
Net withdrawals from
    equity transactions            (2,017,650)           (1,688,218)
                                  -----------           -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                       (243,847)            2,183,163

NET ASSETS (Beginning of year)     16,913,462            14,730,299
                                  -----------           -----------
NET ASSETS (End of year)          $16,669,615           $16,913,462
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                       Total Return Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income                 $20,011              $21,108
Net realized gain (loss)
    on investments                     46,169              (62,395)
Net unrealized appreciation
    of investments                    495,858              713,175
                                  -----------           -----------
Net increase in net assets
   resulting from operations          562,038               671,888
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,306,191               766,741
Transfers between subaccounts
(including fixed account), net        337,201               127,125
Surrenders                           (651,445)             (790,808)
                                  -----------           -----------
Net proceeds from
    equity transactions               991,947               103,058
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,553,985              774,946

NET ASSETS (Beginning of year)      5,191,959             4,417,013
                                  -----------           -----------
NET ASSETS (End of year)           $6,745,944            $5,191,959
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                       New Discovery Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($42,416)             ($27,794)
Net realized loss on investments      (67,815)             (118,140)
Net unrealized appreciation
    of investments                    297,838               760,423
                                  -----------           -----------
Net increase in net assets
   resulting from operations          187,607               614,489
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            672,592               524,816
Transfers between subaccounts
(including fixed account), net         93,783               342,337
Surrenders                           (238,041)             (146,200)
                                  -----------           -----------
Net proceeds from
    equity transactions               528,334               720,953
                                  -----------           -----------

NET INCREASE IN NET ASSETS            715,941             1,335,442

NET ASSETS (Beginning of year)      3,041,623             1,706,181
                                  -----------           -----------
NET ASSETS (End of year)           $3,757,564            $3,041,623
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             American Century Variable Portfolios, Inc.
                                     Income & Growth Subaccount
                             ------------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                     ($441)              ($1,772)
Net realized gain (loss)
     on investments                    10,841               (54,721)
Net unrealized appreciation
    of investments                    176,868               283,985
                                  -----------           -----------
Net increase in net assets
   resulting from operations          187,268               227,492
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            581,456               254,393
Transfers between subaccounts
(including fixed account), net        259,484               142,239
Surrenders                           (222,261)              (81,844)
                                  -----------           -----------
Net proceeds from
    equity transactions               618,679               314,788
                                  -----------           -----------

NET INCREASE IN NET ASSETS            805,947               542,280

NET ASSETS (Beginning of year)      1,233,605               691,325
                                  -----------           -----------
NET ASSETS (End of year)           $2,039,552            $1,233,605
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              American Century Variable Portfolios, Inc.
                                           Value Subaccount
                              ------------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($22,258)             ($11,948)
Net realized gain (loss)
     on investments                   207,044              (156,813)
Net unrealized appreciation
    of investments                    771,290             1,563,721
                                  -----------           -----------
Net increase in net assets
   resulting from operations          956,076             1,394,960
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,128,270               948,612
Transfers between subaccounts
(including fixed account), net        502,970                12,377
Surrenders                           (915,313)             (474,559)
                                  -----------           -----------
Net proceeds from
 equity transactions                  715,927               486,430
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,672,003             1,881,390

NET ASSETS (Beginning of year)      7,094,506             5,213,116
                                  -----------           -----------
NET ASSETS (End of year)           $8,766,509            $7,094,506
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             American Century Variable Portfolios, Inc.
                                      International Subaccount
                             ------------------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment loss                                  ($8)
Net realized gain on investments                       1
Net unrealized appreciation
    of investments                                    248
                                              -----------
Net increase in net assets
   resulting from operations                          241
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          4,808
Transfers between subaccounts
(including fixed account), net                          1
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions               4,809
                                              -----------

NET INCREASE IN NET ASSETS                          5,050

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $5,050
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                        Main Street Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($19,565)             ($12,764)
Net realized loss on investments      (13,809)             (122,328)
Net unrealized appreciation
    of investments                    391,421               930,146
                                  -----------           -----------
Net increase in net assets
   resulting from operations          358,047               795,054
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            464,291               848,270
Transfers between subaccounts
(including fixed account), net         88,452               126,310
Surrenders                           (608,452)             (110,790)
                                  -----------           -----------
Net proceeds (withdrawals)
    from equity transactions          (55,709)              863,790
                                  -----------           -----------

NET INCREASE IN NET ASSETS            302,338             1,658,844

NET ASSETS (Beginning of year)      4,442,267             2,783,423
                                  -----------           -----------
NET ASSETS (End of year)           $4,744,605            $4,442,267
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                     Global Securities Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                   ($3,046)              ($8,418)
Net realized gain (loss)
 on investments                        17,925               (56,460)
Net unrealized appreciation
    of investments                    457,530               596,897
                                  -----------           -----------
Net increase in net assets
   resulting from operations          472,409               532,019
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            554,173               474,825
Transfers between subaccounts
(including fixed account), net        411,074               243,689
Surrenders                           (208,115)             (138,075)
                                  -----------           -----------
Net proceeds from
 equity transactions                  757,132               580,439
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,229,541             1,112,458

NET ASSETS (Beginning of year)      2,165,762             1,053,304
                                  -----------           -----------
NET ASSETS (End of year)           $3,395,303            $2,165,762
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                   Capital Appreciation Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment gain                                   ---
Net realized gain on investments                      ---
Net unrealized appreciation
    of investments                                    ---
                                              -----------
Net increase in net assets
   resulting from operations                          ---
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                            ---
Transfers between subaccounts
(including fixed account), net                        ---
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions                 ---
                                              -----------

NET INCREASE IN NET ASSETS                            ---

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                              ---
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Franklin Templeton
                                  Variable Insurance Products Trust
                                    Foreign Securities Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment income (loss)         ($15,250)              $24,396
Net realized loss on investments     (405,881)           (1,189,695)
Net unrealized appreciation
    of investments                  1,804,174             2,786,576
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,383,043             1,621,277
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,345,432               982,947
Transfers between subaccounts
(including fixed account), net        479,495               296,698
Surrenders                           (817,285)             (838,992)
                                  -----------           -----------
Net proceeds from
    equity transactions             1,007,642               440,653
                                  -----------           -----------

NET INCREASE IN NET ASSETS
                                    2,390,685             2,061,930

NET ASSETS (Beginning of year)      7,398,552             5,336,622
                                  -----------           -----------
NET ASSETS (End of year)           $9,789,237            $7,398,552
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Franklin Templeton
                                  Variable Insurance Products Trust
                                    Growth Securities Subaccount
                                  ---------------------------------

                                      Period Year Ended December 31,

                                                2004(A)
                                              -----------
OPERATIONS
Net investment loss                                   ($9)
Net realized gain on investments                      ---
Net unrealized appreciation
    of investments                                    195
                                              -----------
Net increase in net assets
   resulting from operations                          186
                                              -----------

EQUITY TRANSACTIONS
Contract purchase payments                          5,665
Transfers between subaccounts
(including fixed account), net                          1
Surrenders                                            ---
                                              -----------
Net proceeds from equity transactions               5,666
                                              -----------

NET INCREASE IN NET ASSETS                          5,852

NET ASSETS (Beginning of year)                        ---
                                              -----------
NET ASSETS (End of year)                           $5,852
                                              ===========

(A) Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             Neuberger Berman Advisers Management Trust
                                         Guardian Subaccount
                             ------------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($47,133)              ($7,792)
Net realized loss on investments      (12,158)             (115,406)
Net unrealized appreciation
    of investments                    693,995               843,783
                                  -----------           -----------
Net increase in net assets
   resulting from operations          634,704               720,585
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,037,769               624,050
Transfers between subaccounts
(including fixed account), net        365,894               314,136
Surrenders                           (295,737)             (155,214)
                                  -----------           -----------
Net proceeds from
   equity transactions              1,107,926               782,972
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,742,630             1,503,557

NET ASSETS (Beginning of year)      3,588,660             2,085,103
                                  -----------           -----------
NET ASSETS (End of year)           $5,331,290            $3,588,660
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                     Leveraged AllCap Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($9,924)               ($4,712)
Net realized gain (loss)
    on investments                     43,735                (9,066)
Net unrealized appreciation
    of investments                     10,038               112,261
                                  -----------           -----------
Net increase in net assets
   resulting from operations           43,849                98,483
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            193,854               187,753
Transfers between subaccounts
(including fixed account), net         20,205               238,921
Surrenders                            (88,782)              (15,961)
                                  -----------           -----------
Net proceeds from
equity transactions                   125,277               410,713
                                  -----------           -----------

NET INCREASE IN NET ASSETS            169,126               509,196

NET ASSETS (Beginning of year)        673,554               164,358
                                  -----------           -----------
NET ASSETS (End of year)             $842,680              $673,554
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                       MidCap Growth Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($34,585)            ($11,036)
Net realized gain on investments      154,670                15,541
Net unrealized appreciation
    of investments                    213,423               305,931
                                  -----------           -----------
Net increase in net assets
   resulting from operations          333,508               310,436
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            757,393               475,062
Transfers between subaccounts
(including fixed account), net        566,194               941,994
Surrenders                           (251,731)              (57,284)
                                  -----------           -----------
Net proceeds from
   equity transactions              1,071,856             1,359,772
                                  -----------           -----------

NET INCREASE IN NET ASSETS          1,405,364             1,670,208

NET ASSETS (Beginning of year)      2,014,753               344,545
                                  -----------           -----------
NET ASSETS (End of year)           $3,420,117            $2,014,753
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Seligman Portfolios, Inc.
                               Communications & Information Subaccount
                               ---------------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($13,985)              ($7,285)
Net realized gain (loss)
    on investments                     29,487               (11,444)
Net unrealized appreciation
    of investments                     76,645               215,144
                                  -----------           -----------
Net increase in net assets
   resulting from operations           92,147               196,415
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            191,855               147,255
Transfers between subaccounts
(including fixed account), net         73,521               251,984
Surrenders                           (113,702)              (23,474)
                                  -----------           -----------
Net proceeds from
 equity transactions                  151,674               375,765
                                  -----------           -----------

NET INCREASE IN NET ASSETS
                                      243,821               572,180

NET ASSETS (Beginning of year)        938,054               365,874
                                  -----------           -----------
NET ASSETS (End of year)           $1,181,875              $938,054
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Seligman Portfolios, Inc
                                      Small-Cap Value Subaccount
                                  ---------------------------------

                                        Year Ended December 31,

                                      2004                  2003
                                  -----------           -----------
OPERATIONS
Net investment loss                  ($91,151)             ($12,967)
Net realized gain (loss)
 on investments                       138,598               (61,131)
Net unrealized appreciation
    of investments                  1,453,976             1,726,298
                                  -----------           -----------
Net increase in net assets
   resulting from operations        1,501,423             1,652,200
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,736,660             1,004,470
Transfers between subaccounts
(including fixed account), net      1,559,578             1,550,475
Surrenders                           (782,953)             (415,836)
                                  -----------           -----------
Net proceeds from
 equity transactions                2,513,285             2,139,109
                                  -----------           -----------

NET INCREASE IN NET ASSETS          4,014,708             3,791,309

NET ASSETS (Beginning of year)      6,781,718             2,990,409
                                  -----------           -----------
NET ASSETS (End of year)          $10,796,426            $6,781,718
                                  ===========           ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Universal Institutional Funds, Inc.
                                  Core Plus Fixed Income Subaccount
                                 ----------------------------------

                                      Period Year Ended December 31,

                                      2004                  2003(A)
                                  -----------           -----------
OPERATIONS
Net investment income (loss)          $8,654                  ($941)
Net realized gain (loss)
 on investments                          (150)                  561
Net unrealized appreciation
    of investments                      4,152                 2,363
                                  -----------           -----------
Net increase in net assets
   resulting from operations           12,656                 1,983
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments            355,830                80,004
Transfers between subaccounts
(including fixed account), net        172,865               143,645
Surrenders                            (31,179)               (4,754)
                                  -----------           -----------
Net proceeds from
 equity transactions                  497,516               218,895
                                  -----------           -----------

NET INCREASE IN NET ASSETS            510,172               220,878

NET ASSETS (Beginning of year)        220,878                   ---
                                  -----------           -----------
NET ASSETS (End of year)             $731,050              $220,878
                                  ===========           ===========

(A) Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Universal Institutional Funds, Inc.
                                     U.S. Real Estate Subaccount
                                 ----------------------------------

                                        Year Ended December 31,

                                      2004                2003(A)
                                  -----------           -----------
OPERATIONS
Net investment income (loss)          $38,551               ($2,674)
Net realized gain on investments       45,971                 1,810
Net unrealized appreciation
    of investments                    566,399                64,681
                                  -----------           -----------
Net increase in net assets
   resulting from operations          650,921                63,817
                                  -----------           -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,084,848               371,179
Transfers between subaccounts
(including fixed account), net        923,517               508,710
Surrenders                           (127,795)               (4,512)
                                  -----------           -----------
Net proceeds from
 equity transactions                1,880,570               875,377
                                  -----------           -----------

NET INCREASE IN NET ASSETS          2,531,491               939,194

NET ASSETS (Beginning of year)        939,194                   ---
                                  -----------           -----------
NET ASSETS (End of year)           $3,470,685              $939,194
                                  ===========           ===========

(A) Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

                    CARILLON ACCOUNT
             NOTES TO FINANCIAL STATEMENTS
======================================================
===
December 31, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance
Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life
Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of thirty-six subaccounts, each of which invests in a corresponding Portfolio of Summit
Mutual Funds, Inc. , Scudder Variable Series I, AIM
Variable Insurance Fund, Inc., MFS Variable
Insurance Trust, American Century Variable
Portfolios, Inc., Oppenheimer Variable Account
Funds,  Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman Advisers Management
Trust, Alger American Fund, Seligman Portfolios,
Inc., or Universal Institutional Fund, Inc.  (the
Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments,
Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM
Variable Insurance Funds, Inc., MFS Variable
Insurance Trust, American Century Variable
Portfolios, Inc., Oppenheimer Variable Account
Funds, Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman Advisers Management
Trust, Alger American Fund, Seligman Portfolios,
Inc., and Universal Institutional Funds, Inc. are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder
Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder
Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable
Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial
Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust.
American Century Investment Services, Inc. is the distributor of the shares issued by American Century
Variable Portfolios, Inc.  Oppenheimer Funds
Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds.
Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton
Variable Insurance Products Trust.  Neuberger Berman
Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management
Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American
Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc.
Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional
Funds.

On May 1, 2003, the Account began operations in the Summit Mutual Funds Inc.'s Lehman Aggregate Bond
Index Portfolio and EAFE International Index
Portfolio and the Universal Institutional Funds
Inc.'s Core Plus Fixed Income Fund and U.S. Real
Estate Fund.

On October 18, 2004, the Account began operations in the AIM Variable Insurance Funds, Inc.'s Balanced
Subaccount and Basic Subaccount and the American
Century Variable Portfolios, Inc.'s International
Subaccount and the Oppenheimer Variable Account
Funds' Capital Appreciation Subaccount and the
Franklin Templeton Variable Insurance Products
Trust's Growth Subaccount.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union Central?s general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds? shares. Investments in the Funds? shares are subsequently valued at the net asset value of the Funds? shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.
 Estimates also affect the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

Securities transactions and investment income -
Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds? shares are calculated on the first-in, first-out basis for financial reporting and tax purposes.
All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union
Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code.
Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 (year ended unless otherwise noted) were as follows:

                                           Purchases     Sales
                                           ----------    ----------
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                          $2,417,386    $4,062,238
Balanced Index Subaccount                    $722,607    $1,310,241
Bond Subaccount                            $5,987,520    $7,390,624
S&P 500 Index Subaccount                   $2,352,116    $5,803,101
S&P MidCap 400 Index Subaccount            $3,601,985    $1,742,971
Russell 2000 Small Cap Index Subaccount    $2,921,067    $1,603,725
Nasdaq-100 Index Subaccount                $1,665,369    $1,621,690
Lehman Aggregate Bond Index Subaccount       $851,355      $150,397
EAFE International Index Subaccount          $990,262       $69,491

SCUDDER VARIABLE SERIES I
Money Market Subaccount                    $3,701,670    $7,621,965
Capital Growth Subaccount                    $530,226    $4,319,741
International Subaccount                     $700,153    $2,304,275

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount              $413,127    $1,119,767
Growth Subaccount                            $798,344      $156,060
Balanced Subaccount (1)                        $2,519        $1,253
Basic Value Subaccount (1)                     $5,000         $ ---

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                   $383,617    $3,556,941
High Income Subaccount                     $2,631,711    $1,810,797
Emerging Growth Subaccount                   $336,138    $2,555,175
Total Return Subaccount                    $1,801,261      $789,343
New Discovery Subaccount                     $816,485      $330,568

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                   $941,546      $323,452
Value Subaccount                           $1,951,572    $1,199,734
International Subaccount (1)                   $4,828           $27

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Subaccount                       $579,030      $652,438
Global Securities Subaccount               $1,004,988      $251,038
Capital Appreciation Subaccount (1)             $ ---         $ ---

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
Foreign Securities Subaccount              $1,678,076      $685,397
Growth Securities Subaccount (1)               $5,664            $8

NEUBERGER BERMAN ADVISERS MANAGEMENT
 TRUST
Guardian Subaccount                        $1,332,992      $272,267

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                  $325,711      $210,398
MidCap Growth Subaccount                   $1,592,606      $555,341

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount      $401,975      $264,267
Small-Cap Value Subaccount                 $3,183,898      $762,779

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount            $596,932       $90,885
U.S. Real Estate Subaccount                $2,152,204      $232,958

(1)    Period from October 18, 2004 through December 31, 2004.

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. as of December 31, 2004:


                                      Summit Mutual Funds, Inc.
                   --------------------------------------------------------------
                                 Balanced                  S&P 500     S&P MidCap
                     Zenith       Index         Bond        Index      400 Index
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share            $91.30       $45.55       $48.26       $80.48      $60.76
Number of shares     520,637      240,633      672,579      750,935     407,307


                                 Summit Mutual Funds, Inc.
                  ------------------------------------------------------
                                                Lehman
                  Russell 2000                 Aggregate       EAFE
                    Small Cap    Nasdaq-100      Bond      International
                     Index         Index         Index         Index
                   Subaccount    Subaccount    Subaccount    Subaccount
                   ----------    ----------    ----------    ----------
Net asset value
 per share            $63.92        $22.81        $50.13       $74.34
Number of shares     180,291       266,626        22,927       17,779


                            Scudder Variable Series I
                    ------------------------------------------
                      Money         Capital
                      Market         Growth      International
                    Subaccount     Subaccount     Subaccount
                    ----------     ----------     ----------
Net asset value
 per share               $1.00         $15.67          $9.50
Number of shares     9,289,520      1,884,115      1,900,335


                            AIM Variable Insurance Fund, Inc.
                  ------------------------------------------------------
                    Capital
                  Appreciation     Growth       Balanced     Basic Value
                   Subaccount    Subaccount    Subaccount    Subaccount
                   ----------    ----------    ---------     ----------
Net asset value
 per share            $22.69        $16.05        $10.59        $11.84
Number of shares     336,815       153,228           119           423


                                   MFS Variable Insurance Trust
                   -------------------------------------------------------------
                    Investors     High        Emerging     Total         New
                      Trust       Income       Growth      Return      Discovery
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share            $18.08      $10.37       $17.52       $21.43       $14.87
Number of shares     927,520     788,838      951,640      314,758      252,689

                     American Century Variable Portfolios, Inc.
                    -------------------------------------------
                      Income
                     & Growth        Value      International
                    Subaccount     Subaccount     Subaccount
                    ----------     ----------     ----------
Net asset value
 per share              $7.32           $8.75       $7.35
Number of shares      278,590       1,001,786         687



                                                                 Franklin Templeton
                                 Oppenheimer                     Variable Insurance
                           Variable Account Funds                 Products Trust
                  ---------------------------------------      -----------------------
                                  Global       Capital          Foreign      Growth
                  Main Street   Securities   Appreciation      Securities   Securities
                   Subaccount   Subaccount    Subaccount       Subaccount   Subaccount
                  ----------    ---------     ----------       ----------   ----------
Net asset value
 per share            $20.84       $29.51        $36.99           $14.35      $12.83
Number of shares     227,639      115,041           ---          682,214         456



                Neuberger Berman
               Advisers Management    Alger American Fund         Seligman Portfolios, Inc.
               -------------------   -----------------------     --------------------------
                                     Leveraged      MidCap       Communications   Small-Cap
                    Guardian           AllCap       Growth       & Information      Value
                   Subaccount        Subaccount   Subaccount       Subaccount    Subaccount
                   ----------        ----------   ----------      ------------   ----------
Net asset value
 per share            $16.17           $30.39        $20.80          $12.76        $19.26
Number of shares     329,687           27,726       164,424          92,621       560,525


                            Univeral Institutional Funds, Inc.
                           ----------------------------------
                               Core Plus            U.S.
                             Fixed Income        Real Estate
                              Subaccount          Subaccount
                              ----------          ----------
Net asset value
 per share                      $11.56               $20.48
Number of shares                63,227              169,507


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1; 1.2% for Variable
Annuity Class 2; and 1.5% for Variable Annuity Class 3 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's
Board of Directors but cannot exceed a 2.0% annual rate.
The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives.
The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union
Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 5 - ELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory
Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual
Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

    (a) for the Zenith Portfolio - .64% of the current net asset value.

    (b) for the Bond Portfolio - .47% of the current net asset value.

    (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

    (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

    (e) for the Balanced Index Portfolio - .30% of the current net asset value.

    (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

    (g) for the Russell 2000 Small Cap Index Portfolio
        - .35% of the current net asset value.

    (h) for the EAFE International Index Portfolio
        - .56% of the current net asset value.

    (i) for the Lehman Aggregate Bond Index Portfolio
        - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets.
 The Adviser will pay any expenses of the Russell 2000
Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed
0.40% of that Portfolio's average annual net asset.  The
Adviser will pay any expenses of the EAFE International
Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until December 31, 2004.
 The Adviser will pay any expenses of the Lehman Aggregate
Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

Administration fees - Summit Mutual Funds, Inc. pays the
Adviser to perform certain administration services.
Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit
Mutual Funds, Inc. at an annual rate of .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond
Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended December
31, 2004, the Adviser waived fees of $25,289 for Bond
Portfolio and $246,464 for S&P 500 Index Portfolio, and the Adviser reimbursed fees of $32,604 for Balanced Index
Portfolio, $33,625 for Nasdaq-100 Index Portfolio, $8,798 for Russell 2000 Small Cap Index Portfolio, $211,892 for
EAFE International Index Portfolio, and $29,690 for Lehman
Aggregate Bond Index Portfolio.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                           Summit Mutual Funds, Inc.
                --------------------------------------------------------------------------------
                                                    Balanced
                         Zenith                      Index                        Bond
                       Subaccount                  Subaccount                  Subaccount
                -------------------------   -------------------------   ------------------------
                2004          2003          2004          2003          2004          2003
Units Issued     57,837.25     42,998.38     56,493.14     95,672.34    156,461.46    228,702.80
Units Redeemed   69,335.61    120,537.15    120,453.35    181,640.49    248,505.56    241,823.32
Net Increase
(Decrease)      (11,498.36)   (77,538.77)   (63,960.21)   (85,968.15)   (92,044.10)   (13,120.52)


                                           Summit Mutual Funds, Inc.
                  ----------------------------------------------------------------
-----------
                            S&P 500                S&P MidCap
Russell 2000
                             Index                 400 Index              Small
Cap Index
                          Subaccount               Subaccount
Subaccount
                  -----------------------   -----------------------   ------------
-----------
                 2004          2003         2004         2003         2004
 2003
Units Issued     180,690.81    242,769.46   273,357.20   306,719.36    266,728.22  356,642.07
Units Redeemed   319,287.38    433,372.17   116,551.06   149,309.55    138,936.83  173,405.26
Net Increase
 (Decrease)     (138,596.57)  (190,602.71)  156,806.14   157,409.81    127,791.39  183,236.81

                                                 Lehman                 EAFE
                          Nasdaq-100         Aggregate Bond         International
                            Index                Index                 Index
                          Subaccount          Subaccount            Subaccount
                  -----------------------    --------------         -------------
                  2004         2003         2004         2003         2004         2003
Units Issued     464,749.49    965,505.12    82,554.36   44,587.49     71,463.24   50,360.04
Units Redeemed   439,002.37    375,832.52    14,489.64      234.09      4,851.45   30,916.18
Net Increase
 (Decrease)       25,747.12    589,672.60    68,064.72   44,353.40     66,611.79   19,443.86

                                            Scudder Variable Series I
                 --------------------------------------------------------------------------------
                           Money                      Capital
                           Market                      Growth                International
                         Subaccount                  Subaccount                Subaccount
                 --------------------------  ------------------------  --------------------------
                 2004         2003           2004          2003           2004         2003
Units Issued     217,529.53    306,597.22      18,964.69     23,926.11     33,682.82    145,036.62
Units Redeemed   424,308.35    691,863.01     174,150.90    265,594.98    128,303.07    351,579.64
Net Increase
 (Decrease)     (206,778.82)  (385,265.79)   (155,186.21)  (241,668.87)   (94,620.25)  (206,543.02)



                                         AIM Variable Insurance Fund, Inc.
                 ----------------------------------------------------------------------------
                           Capital
                        Appreciation                  Growth                 Balanced
                         Subaccount                 Subaccount               Subaccount(2)
                -------------------------   ----------------------    ----------------------
                2004          2003           2004        2003                2004
Units Issued     52,106.85     82,560.05     189,341.49   174,807.76          234.17
Units Redeemed  122,185.93    130,549.57      34,690.79    46,342.49          117.09
Net Increase
 (Decrease)     (70,079.08)   (47,989.52)    154,650.70   128,465.27          117.08




(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.


                         AIM Variable
                      Insurance Fund, Inc.            MFS Variable Insurance Trust
                 -------------------------    -----------------------------------------------
                                                   Investors                    High
                        Basic Value                  Trust                     Income
                         Subaccount(2)             Subaccount                Subaccount
                 -----------------------    ------------------------   ----------------------
                          2004               2004          2003          2004        2003
Units Issued              448.63              23,329.80     34,389.46   172,409.69  137,758.36
Units Redeemed               ---             240,928.12    374,590.97   127,929.46   97,303.33
Net Increase
 (Decrease)               448.63            (217,598.32)  (340,201.51)   44,480.23   40,455.03

                                            MFS Variable Insurance Trust
                  ---------------------------------------------------------------------------
                            Emerging                  Total                      New
                             Growth                   Return                  Discovery
                           Subaccount               Subaccount                Subaccount
                 ------------------------   ------------------------   ----------------------
                 2004         2003          2004         2003          2004        2003
Units Issued      31,925.52     53,916.40    141,811.09  122,695.14    108,123.57  132,927.78
Units Redeemed   190,662.92    220,116.30     62,337.22  112,779.82     41,491.37   33,690.79
Net Increase
 (Decrease)     (158,737.40)  (166,199.90)    79,473.87    9,915.32     66,632.20   99,236.99

                                     American Century Variable Portfolios, Inc.
                  -----------------------------------------------------------------------------
                             Income
                            & Growth                    Value                 International
                           Subaccount                 Subaccount               Subaccount(2)
                  ------------------------   --------------------------    -------------------
                  2004          2003         2004            2003                2004
                                                                                     >
Units Issued      106,697.26    65,417.75    122,857.43      116,165.07           449.46
Units Redeemed     36,632.26    23,399.73     75,709.27       85,371.88             1.96
Net Increase
 (Decrease)        70,065.00    42,018.02     47,148.16       30,793.19           447.50



                                    Oppenheimer Variable Account Funds
                  -------------------------------------------------------------------------
                                                  Global                   Capital
                       Main Street               Securities               Appreciation
                        Subaccount               Subaccount                Subaccount(2)
                  ----------------------   ----------------------    ----------------------
                 2004         2003         2004         2003                 2004
Units Issued      69,685.58   170,115.55   104,827.48   100,059.63              ---
Units Redeemed    76,391.30    51,124.26    25,688.37    25,376.27              ---
Net Increase
 (Decrease)       (6,705.72)  118,991.29    79,139.11    74,683.36              ---



(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

                           Franklin Templeton Variable               Neuberger Berman
                             Insurance Products Trust           Advisers Management Trust
                 -------------------------------------------    -------------------------
                          Foreign               Growth
                        Securities            Securities                 Guardian
                        Subaccount            Subaccount(2)             Subaccount
                  ----------------------  ------------------    ------------------------
                  2004        2003             2004             2004         2003
Units Issued      140,859.22  159,689.00       526.83           149,008.16   144,842.45
Units Redeemed     53,155.03  119,879.72          ---            27,439.30    45,686.46
Net Increase
 (Decrease)        87,704.19   39,809.28       526.83           121,568.86    99,155.99


                              Alger American Fund                 Seligman Portfolios, Inc.
                 ----------------------------------------------   -------------------------
                        Leveraged              MidCap                Communications
                          AllCap               Growth                 & Information
                        Subaccount           Subaccount(2)             Subaccount
                  --------------------   ----------------------   ---------------------
                  2004       2003        2003        2004         2004        2003
Units Issued      40,482.34  65,365.69   160,863.75  185,689.08   46,961.13   58,062.33
Units Redeemed    26,122.95   8,688.39    54,199.21   31,913.03   29,720.61    6,733.71
Net Increase
 (Decrease)       14,359.39  56,677.30   106,664.54  153,776.05   17,240.52   51,328.62


                 Seligman Portfolios, Inc.         Universal Institutional Funds, Inc.
                 ------------------------   -------------------------------------------------
                          Small-Cap                Core Plus                   U.S.
                            Value                 Foxed Income               Real Estate
                         Subaccount                Subaccount                Subaccount
                 -----------------------    ------------------------   ----------------------
                2004           2003         2004          2003(1)      2004        2003(1)
Units Issued    210,385.66     207,757.75   57,141.15     22,673.93    145,399.42   75,070.66
Units Redeemed   47,484.32      48,733.40    8,616.52        929.02     16,450.95    2,179.07
Net Increase
 (Decrease)     162,901.34     159,024.35   48,524.63     21,744.91    128,948.47   72,891.59



(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended
December 31 (year ended unless otherwise noted):

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value-class 1                   $63.55        $56.06        $41.87        $55.13
Prior year accumulation unit value-class 1        $56.06        $41.87        $55.13        $50.18
Number of accumulation units outstanding,
 end of period-class 1                        723,144.15    758,483.67    840,714.42    933,411.56
Change in number of units - class 1          (35,339.52)   (82,230.75)   (92,697.14)   (29,076.01)
Total net assets-class 1                      46,252,968    42,522,000    35,203,454    51,460,678
Payout unit value-class 1                         $63.55        $56.06        $41.87        $55.13
Prior year payout unit value-class 1              $56.06        $41.87        $55.13        $50.18
Number of payout units outstanding,
end of period-class 1                           4,715.14      5,193.08      5,689.80      6,146.92
Change in number of units - payout              (477.94)      (496.72)      (457.12)      (618.70)
Total net assets-payout                          299,631       291,124       238,250       338,891
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          13.35%        33.88%       -24.05%         9.86%
Investment income ratio - class 1 (3)              1.49%         0.13%         0.61%           ---(7)
Accumulation unit value-class 2                   $14.35        $12.69         $9.49        $12.52
Prior year accumulation unit value-class 2        $12.69         $9.49        $12.52        $11.42
Number of accumulation units outstanding,
end of period-class 2                          84,850.13     66,026.72     60,838.02     36,626.49
Change in number of units - class 2            18,823.41      5,188.70     24,211.53     35,022.29
Total net assets-class 2                       1,217,776       837,643       577,602       458,746
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          13.13%        33.62%       -24.20%         9.66%
Investment income ratio - class 2 (3)              1.27%         0.11%         0.49%           ---(7)
Accumulation unit value-class 3                 $10.94(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           5,495.69
Change in number of units - class 3             5,495.69
Total net assets-class 3                          60,121
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         9.40%(5)
Investment income ratio - class 3 (3)                ---

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                   $10.41         $9.80         $8.43         $9.62
Prior year accumulation unit value-class 1         $9.80         $8.43         $9.62        $10.18
Number of accumulation units outstanding,
 end of period-class 1                      1,001,894.54  1,066,098.76  1,167,082.96  1,274,744.86
Change in number of units - class 1          (64,204.22)  (100,984.20)  (107,661.90)   (88,318.29)
Total net assets-class 1                      10,431,215    10,445,966     9,836,152    12,259,833
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.26%        16.26%       -12.37%        -5.56%
Investment income ratio - class 1 (3)              1.62%         2.40%         3.60%          ---(7)
Accumulation unit value-class 2                    $9.80         $9.24         $7.97         $9.11
Prior year accumulation unit value-class 2         $9.24         $7.97         $9.11         $9.67
Number of accumulation units outstanding,
end of period-class 2                          54,288.97     54,044.96     39,028.91     31,620.58
Change in number of units - class 2               244.01     15,016.05      7,408.34     21,194.39
Total net assets-class 2                         532,025       499,483       310,915       288,039
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           6.04%        16.01%       -12.55%        -5.76%
Investment income ratio - class 2 (3)              1.67%         2.28%         3.97%          ---(7)
Accumulation unit value-class 3                 $10.56(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                                ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         5.59%(5)
Investment income ratio - class 3 (3)                ---


SUMMIT MUTUAL FUNDS, INC.

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
BOND SUBACCOUNT
Accumulation unit value-class 1                   $36.45        $35.39        $33.11        $31.71
Prior year accumulation unit value-class 1        $35.39        $33.11        $31.71        $30.05
Number of accumulation units outstanding,
end of period-class 1                         832,890.05    888,453.07     925,826.28   826,083.48
Change in number of units - class 1          (55,563.02)   (37,373.21)      99,742.80   103,681.82
Total net assets-class 1                      30,361,841    31,442,763     30,656,497   26,194,149
Expense ratio-class 1 (1)                          1.25%         1.25%          1.25%        1.25%
Total return-class 1 (2)                           3.00%         6.88%          4.43%        5.51%
Investment income ratio - class 1 (3)              4.50%         7.07%          5.97%         ---(7)
Accumulation unit value-class 2                   $12.53        $12.19         $11.42       $10.96
Prior year accumulation unit value-class 2        $12.19        $11.42         $10.96       $10.41
Number of accumulation units outstanding,
end of period-class 2                         167,267.67    204,919.39     180,666.70   100,048.41
Change in number of units - class 2          (37,651.72)     24,252.69      80,618.29    77,182.92
Total net assets-class 2                       2,095,416     2,497,236      2,064,007    1,096,751
Expense ratio-class 2 (1)                          1.45%         1.45%          1.45%        1.45%
Total return-class 2 (2)                           2.80%         6.67%          4.22%        5.28%
Investment income ratio - class 2 (3)              3.87%         7.08%          6.32%         ---(7)
Accumulation unit value-class 3                 $10.02(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,170.64
Change in number of units - class 3             1,170.64
Total net assets-class 3                          11,728
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         0.19%(5)
Investment income ratio - class 3 (3)                ---

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $18.35        $16.84        $13.32        $17.41
Prior year accumulation unit value-class 1        $16.84        $13.32        $17.41        $20.12
Number of accumulation units outstanding,
end of period-class 1                       3,171,141.08  3,377,085.68  3,647,640.38  4,297,887.68
Change in number of units - class 1         (205,944.60)  (270,554.69)  (650,247.30)  (616,448.48)
Total net assets-class 1                      58,196,294    56,855,264    48,582,704    74,826,869
Payout unit value-class 1                         $18.35        $16.84        $13.32        $17.41
Prior year payout unit value-class 1              $16.84        $13.32        $17.41           ---
Number of payout units outstanding,
end of period-class 1                             194.65        280.36        366.95        458.23
Change in number of units - payout               (85.71)       (86.60)        -91.28        458.23
Total net assets-payout                            3,572         4,720         4,887         7,978
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.00%        26.40%       -23.50%       -13.47%
Investment income ratio - class 1 (3)              0.40%         0.90%         0.41%         ---(7)
Accumulation unit value-class 2                    $8.19         $7.53         $5.97         $7.82
Prior year accumulation unit value-class 2         $7.53         $5.97         $7.82         $9.05
Number of accumulation units outstanding,
end of period-class 2                         255,392.22    201,349.95    121,311.37     79,733.30
Change in number of units - class 2            54,042.27     80,038.58     41,578.07     46,426.10
Total net assets-class 2                       2,091,438     1,515,732       723,969       623,311
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           8.78%        26.14%       -23.66%       -13.65%
Investment income ratio - class 2 (3)              0.35%         0.65%         0.38%         ---(7)
Accumulation unit value-class 3                 $10.93(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                          13,391.47
Change in number of units - class 3            13,391.47
Total net assets-class 3                         146,353
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                          9.29%(5)
Investment income ratio - class 3 (3)                ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $15.70        $13.73        $10.32        $12.31
Prior year accumulation unit value-class 1        $13.73        $10.32        $12.31        $12.62
Number of accumulation units outstanding,
end of period-class 1                       1,455,046.90  1,353,385.90  1,203,214.08  1,030,615.76
Change in number of units - class 1           101,661.00    150,171.82    172,598.32    324,504.90
Total net assets-class 1                      22,843,087    18,584,100    12,415,846    12,690,601
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          14.33%        33.07%       -16.20%        -2.39%
Investment income ratio - class 1 (3)              0.25%         0.48%         0.53%         ---(7)
Accumulation unit value-class 2                   $13.15        $11.53         $8.68        $10.38
Prior year accumulation unit value-class 2        $11.53         $8.68        $10.38        $10.65
Number of accumulation units outstanding,
end of period-class 2                         130,127.46     91,947.62     84,709.63     82,290.84
Change in number of units - class 2            38,179.84      7,237.99      2,418.79     49,280.42
Total net assets-class 2                       1,711,625     1,060,039       735,263       853,978
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          14.09%        32.82%       -16.36%        -2.58%
Investment income ratio - class 2 (3)              0.20%         0.49%         0.53%          ---(7)
Accumulation unit value-class 3                 $11.31(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                          16,965.30
Change in number of units - class 3            16,965.30
Total net assets-class 3                         191,880
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        13.10%(5)
Investment income ratio - class 3 (3)                ---

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                   $12.52        $10.77         $7.46         $9.56
Prior year accumulation unit value-class 1        $10.77         $7.46         $9.56         $9.54
Number of accumulation units outstanding,
end of period-class 1                         840,237.79    733,594.39    549,744.05    419,734.10
Change in number of units - class 1           106,643.40    183,850.34    130,009.95    297,427.87
Total net assets-class 1                      10,519,172     7,899,983     4,099,387     4,014,219
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          16.25%        44.41%       -22.03%         0.29%
Investment income ratio - class 1 (3)              0.19%         0.52%         0.21%         ---(7)
Accumulation unit value-class 2                   $12.19        $10.50         $7.29         $9.37
Prior year accumulation unit value-class 2        $10.50         $7.29         $9.37         $9.36
Number of accumulation units outstanding,
end of period-class 2                          77,177.96     61,834.83     62,448.36     50,049.63
Change in number of units - class 2            15,343.13       -613.53     12,398.73     39,743.95
Total net assets-class 2                         940,483       649,489       455,099       468,746
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          16.02%        44.13%       -22.19%         0.08%
Investment income ratio - class 2 (3)              0.17%         0.56%         0.20%         ---(7)
Accumulation unit value-class 3                 $11.41(8)
Prior year accumulation unit value-class 3        $ ---
Number of accumulation units outstanding,
end of period-class 3                           5,804.86
Change in number of units - class 3             5,804.86
Total net assets-class 3                          66,248
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        14.12%(5)
Investment income ratio - class 3 (3)                ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1                    $4.00         $3.68         $2.51         $4.06
Prior year accumulation unit value-class 1         $3.68         $2.51         $4.06         $6.15
Number of accumulation units outstanding,
end of period-class 1                       1,361,584.15  1,303,124.03    802,204.94    756,789.81
Change in number of units - class 1            58,460.12    500,919.09     45,415.12    413,971.44
Total net assets-class 1                       5,447,099     4,794,545     2,010,590     3,072,181
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           8.73%        46.80%       -38.26%       -33.96%
Investment income ratio - class 1 (3)                ---           ---           ---         ---(7)
Accumulation unit value-class 2                    $3.98         $3.67         $2.51         $4.07
Prior year accumulation unit value-class 2         $3.67         $2.51         $4.07         $6.17
Number of accumulation units outstanding,
end of period-class 2                         155,394.44    189,525.65    100,772.14     82,530.96
Change in number of units - class 2          (34,131.21)     88,753.51     18,241.18     57,588.46
Total net assets-class 2                         619,091       695,885       252,531       335,653
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           8.51%        46.52%       -38.38%       -34.09%
Investment income ratio - class 2 (3)                ---          ---            ---         ---(7)
Accumulation unit value-class 3                 $11.29(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,418.21
Change in number of units - class 3             1,418.21
Total net assets-class 3                          16,005
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         12.85(5)
Investment income ratio - class 3 (3)                ---

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
Accumulation unit value-class 1                   $10.24      $10.01(4)
Prior year accumulation unit value-class 1        $10.01           ---
Number of accumulation units outstanding,
end of period-class 1                          74,770.66     34,419.42
Change in number of units - class 1            40,351.24     34,419.42
Total net assets-class 1                         765,580       344,579
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                           2.28%       0.11%(5)
Investment income ratio - class 1 (3)              2.96%         0.91%
Accumulation unit value-class 2                   $10.20      $10.00(4)
Prior year accumulation unit value-class 2        $10.00           ---
Number of accumulation units outstanding,
end of period-class 2                          35,920.24      9,933.98
Change in number of units - class 2            25,986.26      9,933.98
Total net assets-class 2                         366,534        99,318
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                           2.06%      -0.02%(5)
Investment income ratio - class 2 (3)              1.78%         1.69%
Accumulation unit value-class 3                  $9.99(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,727.22
Change in number of units - class 3             1,727.22
Total net assets-class 3                          17,256
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        -0.09%(5)
Investment income ratio - class 3 (3)                ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SUMMIT MUTUAL FUNDS, INC.

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value-class 1                   $15.41      $13.22(4)
Prior year accumulation unit value-class 1        $13.22           ---
Number of accumulation units outstanding,
end of period-class 1                          70,287.26     13,451.90
Change in number of units - class 1            56,835.36     13,451.90
Total net assets-class 1                       1,083,080       177,877
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                          16.53%      32.23%(5)
Investment income ratio - class 1 (3)              0.63%           ---
Accumulation unit value-class 2                   $15.36      $13.21(4)
Prior year accumulation unit value-class 2        $13.21           ---
Number of accumulation units outstanding,
end of period-class 2                          14,924.54      5,991.96
Change in number of units - class 2             8,932.58      5,991.96
Total net assets-class 2                         229,202        79,128
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                          16.29%      32.06%(5)
Investment income ratio - class 2 (3)              0.67%           ---
Accumulation unit value-class 3                $11.27(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                             843.85
Change in number of units - class 3               843.85
Total net assets-class 3                           9,511
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        12.71%(5)
Investment income ratio - class 3 (3)                ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                   $19.18        $19.25        $19.35        $19.29
Prior year accumulation unit value-class 1        $19.25        $19.35        $19.29        $18.80
Number of accumulation units outstanding,
end of period-class 1                         442,132.46    638,133.42    931,729.76  1,140,681.85
Change in number of units - class 1         (196,000.96)  (293,596.34)  (208,952.10)     90,034.42
Total net assets-class 1                       8,481,953    12,286,838    18,025,188    22,007,619
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          -0.35%        -0.43%         0.24%         2.61%
Investment income ratio - class 1 (3)              0.83%         0.84%         1.44%         ---(7)
Accumulation unit value-class 2                   $10.38        $10.43        $10.49        $10.49
Prior year accumulation unit value-class 2        $10.43        $10.49        $10.49        $10.24
Number of accumulation units outstanding,
end of period-class 2                          76,293.79     88,720.06    180,389.51  1,099,911.22
Change in number of units - class 2          (12,426.27)   (91,669.45)  (919,521.71)    985,450.93
Total net assets-class 2                         791,734       925,467     1,892,890    11,539,664
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          -0.52%        -0.59%         0.02%         2.41%
Investment income ratio - class 2 (3)              0.81%         0.95%         2.05%         ---(7)
Accumulation unit value-class 3                $10.00(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
end of period-class 3                           1,648.41
Change in number of units - class 3             1,648.41
Total net assets-class 3                          16,477
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        -0.05%(5)
Investment income ratio - class 3 (3)              0.06%


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $24.54        $23.01        $18.36        $26.25
Prior year accumulation unit value-class 1        $23.01        $18.36        $26.25        $32.96
Number of accumulation units outstanding,
 end of period-class 1                      1,197,371.59  1,350,544.48  1,588,747.29  2,035,301.14
Change in number of units - class 1         (153,172.89)  (238,202.81)  (446,553.85)  (443,221.69)
Total net assets-class 1                      29,379,571    31,073,422    29,169,845    53,428,344
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.64%        25.31%       -30.06%       -20.36%
Investment income ratio - class 1 (3)              0.54%         0.43%         0.34%         ---(7)
Accumulation unit value-class 2                    $6.39         $6.00         $4.80         $6.88
Prior year accumulation unit value-class 2         $6.00         $4.80         $6.88         $8.65
Number of accumulation units outstanding,
 end of period-class 2                         20,975.24     22,988.56     26,454.62     36,315.39
Change in number of units - class 2           (2,013.32)    (3,466.06)    (9,860.77)     18,993.38
Total net assets-class 2                         134,072       138,042       127,004       249,784
Expense ratio-class 2 (1)                          1.45%       1.45%       1.45%       1.45%
Total return-class 2 (2)                           6.45%       25.08%       -30.20%       -20.51%
Investment income ratio - class 2 (3)              0.54%       0.39%       0.40%       ---       (7)
Accumulation unit value-class 3                   $10.84       (8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                         8.43%(5)
Investment income ratio - class 3 (3)                ---

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                   $19.05        $16.55        $13.12        $16.27
Prior year accumulation unit value-class 1        $16.55        $13.12        $16.27        $23.82
Number of accumulation units outstanding,
 end of period-class 1                        930,525.29  1,025,045.10  1,226,695.97  1,467,192.11
Change in number of units - class 1          (94,519.81)  (201,650.87)  (240,496.13)  (274,243.03)
Total net assets-class 1                      17,723,324    16,963,707    16,088,191    23,864,276
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          15.09%        26.18%       -19.37%       -31.71%
Investment income ratio - class 1 (3)              1.25%         0.73%         0.88%          ---(7)
Accumulation unit value-class 2       $6.92       $6.02       $4.78       $5.94
Prior year accumulation unit value-class 2       $6.02       $4.78       $5.94       $8.72
Number of accumulation units outstanding,
 end of period-class 2       47,498.91       47,599.35       52,491.50       42,867.14
Change in number of units - class 2       (100.44)       -4,892.15       9,624.36       12,083.67
Total net assets-class 2       328,629       286,721       251,091       254,836
Expense ratio-class 2 (1)       1.45%       1.45%       1.45%       1.45%
Total return-class 2 (2)       14.86%       25.93%       -19.54%       -31.85%
Investment income ratio - class 2 (3)       1.27%       0.73%       0.81%       ---       (7)


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1       $9.36       $8.89       $6.95       $9.30
Prior year accumulation unit value-class 1         $8.89        $6.95          $9.30        $12.27
Number of accumulation units outstanding,
 end of period-class 1                        784,272.84   859,121.04     910,348.24  1,052,236.08
Change in number of units - class 1          (74,848.20)   (51,227.20)  (141,887.84)   (72,042.30)
Total net assets-class 1                       7,340,731     7,635,679     6,324,790     9,785,228
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           5.31%        27.92%       -25.29%       -24.23%
Investment income ratio - class 1 (3)                ---           ---           ---         ---(7)
Accumulation unit value-class 2                    $6.18         $5.88         $4.61         $6.18
Prior year accumulation unit value-class 2         $5.88         $4.61         $6.18         $8.17
Number of accumulation units outstanding,
 end of period-class 2                         42,442.13     41,220.60     37,982.92     49,992.93
Change in number of units - class 2             1,221.53      3,237.68   (12,010.01)     13,371.00
Total net assets-class 2                         262,360       242,455       175,004       308,946
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           5.10%        27.66%       -25.44%       -24.37%
Investment income ratio - class 2 (3)                ---           ---           ---         ---(7)
Accumulation unit value-class 3                 $11.04(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          3,547.59
Change in number of units - class 3             3,547.59
Total net assets-class 3                          39,183
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        10.45%(5)
Investment income ratio - class 3 (3)                ---

GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $4.58         $4.29         $3.31        $4.85
Prior year accumulation unit value-class 1         $4.29         $3.31         $4.85        $7.43
Number of accumulation units outstanding,
 end of period-class 1                        496,080.11    360,350.88    235,244.75    181,578.75
Change in number of units - class 1           135,729.23    125,106.13     53,666.00     63,689.12
Total net assets-class 1                       2,272,176     1,544,194       777,752       880,596
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.88%        29.61%       -31.83%       -34.70%
Investment income ratio - class 1 (3)               ---           ---           ---          ---(7)
Accumulation unit value-class 2                    $4.60         $4.32         $3.34         $4.90
Prior year accumulation unit value-class 2         $4.32         $3.34         $4.90         $7.52
Number of accumulation units outstanding,
 end of period-class 2                         40,634.68     21,713.21     18,354.07     20,821.31
Change in number of units - class 2            18,921.47      3,359.14    (2,467.24)      5,195.10
Total net assets-class 2                         187,115        93,728        61,244       102,108
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           6.68%        29.36%       -31.96%       -34.83%
Investment income ratio - class 2 (3)               ---           ---           ---          ---(7)

BALANCED SUBACCOUNT
Accumulation unit value-class 3                $10.76(8)
Prior year accumulation unit value-class 3        $ ---
Number of accumulation units outstanding,
 end of period-class 3                           117.08
Change in number of units - class 3              117.08
Total net assets-class 3                          1,259
Expense ratio-class 3 (1)                         1.75%
Total return-class 3 (2)                       7.57%(5)
Investment income ratio - class 3 (3)             1.40%

BASIC VALUE SUBACCOUNT
Accumulation unit value-class 3               $11.17(8)
Prior year accumulation unit value-class 3       $ ---
Number of accumulation units outstanding,
 end of period-class 3                          448.63
Change in number of units - class 3             448.63
Total net assets-class 3                         5,012
Expense ratio-class 3 (1)                        1.75%
Total return-class 3 (2)                     11.72%(5)
Investment income ratio - class 3 (3)              ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST SUBACCOUNT
Accumulation unit value-class 1                   $15.67        $14.24        $11.81        $15.12
Prior year accumulation unit value-class 1        $14.24        $11.81        $15.12        $18.22
Number of accumulation units outstanding,
 end of period-class 1                      1,056,026.70  1,266,221.76  1,618,398.26  1,977,403.94
Change in number of units - class 1         (210,195.06)  (352,176.50)  (359,005.68)  (276,347.48)
Total net assets-class 1                      16,543,440    18,036,215    19,107,214    29,905,505
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.98%        20.65%       -21.94%       -16.99%
Investment income ratio - class 1 (3)              0.61%         0.65%         0.56%        ---(7)
Accumulation unit value-class 2                    $8.41         $7.66         $6.36         $8.17
Prior year accumulation unit value-class 2         $7.66         $6.36         $8.17         $9.86
Number of accumulation units outstanding,
 end of period-class 2                         27,011.26     34,414.52     22,439.53     21,233.29
Change in number of units - class 2           (7,403.26)     11,974.99      1,206.24      7,209.55
Total net assets-class 2                         227,213       263,722       142,826       173,476
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           9.77%        20.40%       -22.09%       -17.16%
Investment income ratio - class 2 (3)              0.68%         0.53%         0.67%        ---(7)

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                   $14.88        $13.80        $11.85        $11.69
Prior year accumulation unit value-class 1        $13.80        $11.85        $11.69        $11.60
Number of accumulation units outstanding,
 end of period-class 1       507,328.47       484,013.81    455,156.94   536,803.63
Change in number of units - class 1            23,314.66     28,856.87   (81,646.68)    (9,419.57)
Total net assets-class 1                       7,550,818     6,681,724     5,392,313     6,276,823
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           7.81%        16.52%         1.32%         0.84%
Investment income ratio - class 1 (3)              4.49%         4.05%         7.38%        ---(7)
Accumulation unit value-class 2                   $11.76        $10.93         $9.40         $9.30
Prior year accumulation unit value-class 2        $10.93         $9.40         $9.30         $9.24
Number of accumulation units outstanding,
 end of period-class 2                         45,083.25     34,209.48     22,611.32     45,248.57
Change in number of units - class 2            10,873.77     11,598.16   (22,637.25)     29,542.35
Total net assets-class 2                         530,083       373,872       212,541       420,734
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           7.58%        16.27%         1.09%         0.61%
Investment income ratio - class 2 (3)              4.28%         3.52%        10.04%        ---(7)
Accumulation unit value-class 3                $10.27(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         10,291.80
Change in number of units - class 3            10,291.80
Total net assets-class 3                         105,713
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        2.72%(5)
Investment income ratio - class 3 (3)                ---

                         60

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $14.04        $12.59         $9.78        $14.96
Prior year accumulation unit value-class 1        $12.59         $9.78        $14.96        $22.77
Number of accumulation units outstanding,
 end of period-class 1                      1,170,724.42  1,326,242.36  1,485,090.97  1,863,345.02
Change in number of units - class 1         (155,517.94)  (158,848.61)  (378,254.05)  (339,937.40)
Total net assets-class 1                      16,438,025    16,690,999    14,531,303    27,869,251
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          11.57%        28.62%       -34.58%       -34.31%
Investment income ratio - class 1 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 2                    $5.00         $4.49         $3.50         $5.36
Prior year accumulation unit value-class 2         $4.49         $3.50         $5.36         $8.17
Number of accumulation units outstanding,
 end of period-class 2                         46,342.24     49,561.70     56,912.99     75,635.46
Change in number of units - class 2           (3,219.46)    (7,351.29)   (18,722.47)     36,593.53
Total net assets-class 2                         231,591       222,464       198,996       405,035
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          11.33%        28.38%       -34.71%       -34.44%
Investment income ratio - class 2 (3)                ---           ---           ---        ---(7)

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                   $13.11        $11.92        $10.38        $11.08
Prior year accumulation unit value-class 1        $11.92        $10.38        $11.08        $11.19
Number of accumulation units outstanding,
 end of period-class 1                        440,733.64    387,132.97    376,461.60    314,617.74
Change in number of units - class 1            53,600.67     10,671.37     61,843.86    118,264.53
Total net assets-class 1                      5,776,643      4,615,310     3,906,286     3,485,096
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.94%        14.89%        -6.33%        -0.98%
Investment income ratio - class 1 (3)              1.58%         1.71%         1.66%        ---(7)
Accumulation unit value-class 2                   $13.04        $11.89        $10.37        $11.09
Prior year accumulation unit value-class 2        $11.89        $10.37        $11.09        $11.22
Number of accumulation units outstanding,
 end of period-class 2                         74,011.79     48,515.02     49,271.07     43,802.08
Change in number of units - class 2            25,496.77       -756.05      5,468.98     40,065.86
Total net assets-class 2                         965,294       576,649       510,727       485,737
Expense ratio-class 2 (1)                           1.45%        1.45%         1.45%         1.45%
Total return-class 2 (2)                            9.73%       14.67%        -6.53%        -1.19%
Investment income ratio - class 2 (3)               1.27%        1.61%         1.88%        ---(7)
Accumulation unit value-class 3                 $10.64(8)
Prior year accumulation unit value-class 3          $ ---
Number of accumulation units outstanding,
 end of period-class 3                             376.43
Change in number of units - class 3                376.43
Total net assets-class 3                            4,007
Expense ratio-class 3 (1)                           1.75%
Total return-class 3 (2)                         6.45%(5)
Investment income ratio - class 3 (3)                 ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
MFS VARIABLE INSURANCE TRUST

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1                    $8.41         $7.99         $6.05         $8.96
Prior year accumulation unit value-class 1         $7.99         $6.05         $8.96         $9.55
Number of accumulation units outstanding,
 end of period-class 1                        397,752.51    338,916.64    247,919.43    170,527.89
Change in number of units - class 1            58,835.87     90,997.21     77,391.54     62,271.03
Total net assets-class 1                       3,344,478     2,708,944     1,500,460     1,528,343
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           5.20%        32.07%       -32.47%        -6.20%
Investment income ratio - class 1 (3)                ---          ---           ---         ---(7)
Accumulation unit value-class 2                    $7.84         $7.47         $5.67         $8.41
Prior year accumulation unit value-class 2         $7.47         $5.67         $8.41         $8.98
Number of accumulation units outstanding,
 end of period-class 2                         51,631.19     44,553.00     36,313.22     32,284.78
Change in number of units - class 2             7,078.19      8,239.78      4,028.44     11,580.90
Total net assets-class 2                         404,806       332,680       205,721       271,430
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           5.00%       31.81%       -32.62%       -6.39%
Investment income ratio - class 2 (3)               ---       ---       ---       ---       (7)
Accumulation unit value-class 3               $11.53(8)
Prior year accumulation unit value-class 3        $ ---
Number of accumulation units outstanding,
 end of period-class 3                            718.14
Change in number of units - class 3               718.14
Total net assets-class 3                           8,281
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.31%(5)
Investment income ratio - class 3 (3)               ---

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $9.28         $8.31         $6.51         $8.17
Prior year accumulation unit value-class 1         $8.31         $6.51         $8.17         $9.03
Number of accumulation units outstanding,
 end of period-class 1                        167,925.10    117,499.36     87,468.64     59,728.25
Change in number of units - class 1            50,425.74     30,030.72     27,740.39     22,466.95
Total net assets-class 1                       1,558,248       976,975       569,264       488,105
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          11.60%        27.76%       -20.36%        -9.48%
Investment income ratio - class 1 (3)              1.15%         1.01%         0.89%        ---(7)
Accumulation unit value-class 2                    $9.38         $8.42         $6.61         $8.31
Prior year accumulation unit value-class 2         $8.42         $6.61         $8.31         $9.20
Number of accumulation units outstanding,
 end of period-class 2                         43,024.35     30,461.21     18,473.91     15,580.98
Change in number of units - class 2            12,563.14     11,987.30      2,892.94     15,580.98
Total net assets-class 2                         403,697       256,630       122,061       129,531
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          11.37%        27.51%       -20.52%        -9.66%
Investment income ratio - class 2 (3)              1.08%         0.87%         0.93%        ---(7)
Accumulation unit value-class 3                $10.97(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          7,076.12
Change in number of units - class 3             7,076.12
Total net assets-class 3                          77,607
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        9.67%(5)
Investment income ratio - class 3 (3)                ---

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VALUE SUBACCOUNT
Accumulation unit value-class 1                   $16.64        $14.73        $11.57        $13.40
Prior year accumulation unit value-class 1        $14.73        $11.57        $13.40        $12.03
Number of accumulation units outstanding,
 end of period-class 1                        465,871.27    433,219.53    414,792.73    341,587.70
Change in number of units - class 1            32,651.74     18,426.80     73,205.02    305,656.36
Total net assets-class 1                       7,750,542     6,382,602     4,797,767     4,578,341
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          12.92%        27.37%       -13.70%        11.44%
Investment income ratio - class 1 (3)              0.96%         0.97%         0.92%        ---(7)
Accumulation unit value-class 2                   $16.76        $14.87        $11.70        $13.59
Prior year accumulation unit value-class 2        $14.87        $11.70        $13.59        $12.22
Number of accumulation units outstanding,
 end of period-class 2                         57,197.36     47,860.73     35,494.34     35,166.90
Change in number of units - class 2             9,336.63     12,366.39        327.44     28,372.54
Total net assets-class 2                         958,877       711,904       415,349       477,792
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          12.71%        27.11%       -13.87%        11.20%
Investment income ratio - class 2 (3)              0.91%         0.79%         1.03%        ---(7)
Accumulation unit value-class 3                $11.06(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          5,159.79
Change in number of units - class 3             5,159.79
Total net assets-class 3                          57,090
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       10.64%(5)
Investment income ratio - class 3 (3)                ---

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 3                $11.29(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            447.50
Change in number of units - class 3               447.50
Total net assets-class 3                           5,050
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       12.85%(5)
Investment income ratio - class 3 (3)                ---

                         63

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value-class 1                    $8.73         $8.07         $6.45         $8.04
Prior year accumulation unit value-class 1         $8.07         $6.45         $8.04         $9.06
Number of accumulation units outstanding,
 end of period-class 1                        473,852.32    480,305.05    380,438.35    263,546.49
Change in number of units - class 1           (6,452.73)     99,866.70    116,891.86    155,879.59
Total net assets-class 1                       4,135,920     3,877,906     2,454,143     2,119,728
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           8.11%        25.16%       -19.80%       -11.27%
Investment income ratio - class 1 (3)              0.83%         0.85%         0.69%        ---(7)
Accumulation unit value-class 2                    $8.64         $8.00         $6.41         $8.01
Prior year accumulation unit value-class 2         $8.00         $6.41         $8.01         $9.04
Number of accumulation units outstanding,
 end of period-class 2                         69,395.97     70,514.64     51,390.05     51,297.88
Change in number of units - class 2           (1,118.67)     19,124.59         92.17     24,197.52
Total net assets-class 2                         599,253       564,361       329,280       410,644
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           7.89%        24.91%       -19.96%       -11.44%
Investment income ratio - class 2 (3)              0.85%         0.75%         0.76%        ---(7)
Accumulation unit value-class 3                $10.89(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            865.68
Change in number of units - class 3               865.68
Total net assets-class 3                           9,432
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        8.95%(5)
Investment income ratio - class 3 (3)                ---

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $10.69         $9.08         $6.43         $8.36
Prior year accumulation unit value-class 1         $9.08         $6.43         $8.36         $9.62
Number of accumulation units outstanding,
 end of period-class 1                        287,133.15    213,656.46    138,981.85     73,225.62
Change in number of units - class 1            73,476.69     74,674.61     65,756.23     26,110.59
Total net assets-class 1                       3,068,994     1,940,387       893,492       612,094
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          17.69%        41.27%       -23.09%       -13.12%
Investment income ratio - class 1 (3)              1.06%         0.56%         0.45%        ---(7)
Accumulation unit value-class 2                   $10.39         $8.84         $6.27         $8.17
Prior year accumulation unit value-class 2         $8.84         $6.27         $8.17         $9.42
Number of accumulation units outstanding,
 end of period-class 2                         28,702.95     25,489.46     25,480.70     18,542.27
Change in number of units - class 2             3,213.49          8.76      6,938.44     14,054.32
Total net assets-class 2                         298,080       225,374       159,812       151,527
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          17.45%        40.98%       -23.25%       -13.29%
Investment income ratio - class 2 (3)              1.25%         0.64%         0.53%        ---(7)
Accumulation unit value-class 3                $11.53(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          2,448.93
Change in number of units - class 3             2,448.93
Total net assets-class 3                          28,228
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.27%(5)
Investment income ratio - class 3 (3)                ---

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 3                $10.85(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        8.53%(5)
Investment income ratio - class 3 (3)                ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $14.04        $11.99         $9.18        $11.42
Prior year accumulation unit value-class 1        $11.99         $9.18        $11.42        $13.76
Number of accumulation units outstanding,
 end of period-class 1                        652,270.13    591,135.47    564,354.43    479,534.21
Change in number of units - class 1            61,134.66     26,781.04     84,820.22   (35,890.83)
Total net assets-class 1                       9,156,535     7,089,127     5,182,760     5,475,005
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          17.06%        30.59%       -19.57%       -17.04%
Investment income ratio - class 1 (3)              1.05%         1.51%         1.65%        ---(7)
Accumulation unit value-class 2                    $9.77         $8.36         $6.41         $7.99
Prior year accumulation unit value-class 2         $8.36         $6.41         $7.99         $9.65
Number of accumulation units outstanding,
 end of period-class 2                         55,682.19     37,017.54     23,989.30      8,398.92
Change in number of units - class 2            18,664.65     13,028.24     15,590.38      5,098.71
Total net assets-class 2                         543,772       309,425       153,862        67,106
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          16.83%        30.33%       -19.73%       -17.19%
Investment income ratio - class 2 (3)              0.89%         1.29%         8.85%        ---(7)
Accumulation unit value-class 3                $11.25(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          7,904.88
Change in number of units - class 3             7,904.88
Total net assets-class 3                          88,930
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       12.50%(5)
Investment income ratio - class 3 (3)                ---

GROWTH SECURITIES SUBACCOUNT
Accumulation unit value-class 3                $11.11(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            526.83
Change in number of units - class 3               526.83
Total net assets-class 3                           5,852
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       11.07%(5)
Investment income ratio - class 3 (3)                ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1                   $10.10         $8.83         $6.78         $9.34
Prior year accumulation unit value-class 1         $8.83         $6.78         $9.34         $9.60
Number of accumulation units outstanding,
 end of period-class 1                        478,003.29    364,534.17    278,742.36    126,869.80
Change in number of units - class 1           113,469.12     85,791.81    151,872.56     79,425.48
Total net assets-class 1                       4,825,821     3,217,557     1,890,403     1,184,373
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          14.38%        30.15%       -27.35%        -2.73%
Investment income ratio - class 1 (3)              0.13%         0.89%         0.51%        ---(7)
Accumulation unit value-class 2                   $10.10         $8.85         $6.81         $9.40
Prior year accumulation unit value-class 2         $8.85         $6.81         $9.40         $9.68
Number of accumulation units outstanding,
 end of period-class 2                         50,043.08     41,943.34     28,579.16     19,419.23
Change in number of units - class 2             8,099.74     13,364.18      9,159.93     17,526.65
Total net assets-class 2                         505,469       371,102       194,700       182,488
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          14.16%        29.87%       -27.50%        -2.91%
Investment income ratio - class 2 (3)              0.12%         0.97%         0.72%        ---(7)


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-class 1                    $8.58         $8.03         $6.03      $9.24(6)
Prior year accumulation unit value-class 1         $8.03         $6.03         $9.24           ---
Number of accumulation units outstanding,
 end of period-class 1                         88,863.65     76,154.66     25,325.33      5,253.60
Change in number of units - class 1            12,708.99     50,829.33     20,071.73      5,253.60
Total net assets-class 1                         762,479       611,531       152,826        48,569
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           6.85%        33.07%       -34.73%     -7.55%(5)
Investment income ratio - class 1 (3)                ---           ---         0.01%        ---(7)
Accumulation unit value-class 2                    $8.52         $7.99         $6.01      $9.23(6)
Prior year accumulation unit value-class 2         $7.99         $6.01         $9.23           ---
Number of accumulation units outstanding,
 end of period-class 2                          9,415.76      7,765.36      1,917.39      1,360.74
Change in number of units - class 2             1,650.40      5,847.97        556.65      1,360.74
Total net assets-class 2                          80,201        62,023        11,532        12,564
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           6.64%        32.80%       -34.86%     -7.67%(5)
Investment income ratio - class 2 (3)                ---           ---         0.01%        ---(7)
Accumulation unit value-class 3                $11.31(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       13.12%(5)
Investment income ratio - class 3 (3)                ---

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $10.98         $9.83         $6.74      $9.68(6)
Prior year accumulation unit value-class 1         $9.83         $6.74         $9.68           ---
Number of accumulation units outstanding,
 end of period-class 1                        298,776.71    193,362.12     48,713.41     19,188.72
Change in number of units - class 1           105,414.59    144,648.71     29,524.68     19,188.72
Total net assets-class 1                       3,280,461     1,901,639       328,180       185,765
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          11.64%        45.98%       -30.41%     -3.19%(5)
Investment income ratio - class 1 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 2                   $10.90         $9.78         $6.71      $9.67(6)
Prior year accumulation unit value-class 2         $9.78         $6.71         $9.67           ---
Number of accumulation units outstanding,
 end of period-class 2                         12,814.68     11,564.73      2,437.39      1,405.78
Change in number of units - class 2             1,249.95      9,127.34      1,031.61      1,405.78
Total net assets-class 2                         139,656       113,114        16,365        13,591
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          11.42%        45.68%       -30.55%     -3.32%(5)
Investment income ratio - class 2 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 3                $11.59(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                               ---
Change in number of units - class 3                  ---
Total net assets-class 3                             ---
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.92%(5)
Investment income ratio - class 3 (3)                ---

                         66

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value-class 1                    $8.91         $8.14         $5.72      $9.09(6)
Prior year accumulation unit value-class 1         $8.14         $5.72         $9.09           ---
Number of accumulation units outstanding,
 end of period-class 1                        113,375.97     95,330.97     48,327.72     32,659.45
Change in number of units - class 1            18,045.00     47,003.25     15,668.27     32,659.45
Total net assets-class 1                       1,010,721       776,196       276,563       296,783
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                           9.49%        42.28%       -37.03%     -9.13%(5)
Investment income ratio - class 1 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 2                    $8.85         $8.10         $5.70      $9.08(6)
Prior year accumulation unit value-class 2         $8.10         $5.70         $9.08           ---
Number of accumulation units outstanding,
 end of period-class 2                         18,677.47     19,980.55     15,655.18     13,720.98
Change in number of units - class 2           (1,303.08)      4,325.37      1,934.20     13,720.98
Total net assets-class 2                         165,322       161,858        89,311       124,529
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                           9.27%        42.00%       -37.14%     -9.24%(5)
Investment income ratio - class 2 (3)                ---           ---           ---        ---(7)
Accumulation unit value-class 3                   $11.70(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                            498.60
Change in number of units - class 3               498.60
Total net assets-class 3                           5,832
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       16.97%(5)
Investment income ratio - class 3 (3)                ---

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-class 1                   $17.57        $14.87        $10.07     $12.07(6)
Prior year accumulation unit value-class 1        $14.87        $10.07        $12.07           ---
Number of accumulation units outstanding,
 end of period-class 1                        558,958.62    419,944.98    263,920.64     87,793.08
Change in number of units - class 1           139,013.64    156,024.34    176,127.56     87,793.08
Total net assets-class 1                       9,821,590     6,246,136     2,657,266     1,059,413
Expense ratio-class 1 (1)                          1.25%         1.25%         1.25%         1.25%
Total return-class 1 (2)                          18.14%        47.73%       -16.56%     20.67%(5)
Investment income ratio - class 1 (3)              0.19%         0.80%           ---        ---(7)
Accumulation unit value-class 2                   $17.44        $14.80        $10.04     $12.05(6)
Prior year accumulation unit value-class 2        $14.80        $10.04        $12.05           ---
Number of accumulation units outstanding,
 end of period-class 2                         47,620.99     36,197.45     33,197.44     19,340.14
Change in number of units - class 2            11,423.54      3,000.01     13,857.29     19,340.14
Total net assets-class 2                         830,672       535,582       333,143       233,070
Expense ratio-class 2 (1)                          1.45%         1.45%         1.45%         1.45%
Total return-class 2 (2)                          17.89%        47.44%       -16.73%     20.51%(5)
Investment income ratio - class 2 (3)              0.19%         0.73%           ---        ---(7)
Accumulation unit value-class 3                $11.57(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         12,464.16
Change in number of units - class 3            12,464.16
Total net assets-class 3                         144,163
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       15.66%(5)
Investment income ratio - class 3 (3)              0.12%


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
UNIVERSAL INSTITUTIONAL FUNDS, INC

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value-class 1                   $10.47     $10.16(4)
Prior year accumulation unit value-class 1        $10.16         $ ---
Number of accumulation units outstanding,
 end of period-class 1                         48,280.54     20,580.95
Change in number of units - class 1            27,699.59     20,580.95
Total net assets-class 1                         505,686       209,070
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                           3.11%      1.58%(5)
Investment income ratio - class 1 (3)              3.77%         0.03%
Accumulation unit value-class 2                   $10.44     $10.14(4)
Prior year accumulation unit value-class 2        $10.14         $0.00
Number of accumulation units outstanding,
 end of period-class 2                         11,583.36      1,163.96
Change in number of units - class 2            10,419.40      1,163.96
Total net assets-class 2                         120,873        11,807
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                           2.87%      1.44%(5)
Investment income ratio - class 2 (3)              0.76%         0.01%
Accumulation unit value-class 3                $10.04(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         10,405.64
Change in number of units - class 3            10,405.64
Total net assets-class 3                         104,492
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                        0.42%(5)
Investment income ratio - class 3 (3)                ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  ------------
UNIVERSAL INSTITUTIONAL FUNDS, INC

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value-class 1                   $17.36     $12.89(4)
Prior year accumulation unit value-class 1        $12.89         $ ---
Number of accumulation units outstanding,
 end of period-class 1                        163,334.02     67,096.47
Change in number of units - class 1            96,237.55     67,096.47
Total net assets-class 1                       2,835,198       864,612
Expense ratio-class 1 (1)                          1.25%         1.25%
Total return-class 1 (2)                          34.71%     28.86%(5)
Investment income ratio - class 1 (3)              3.05%           ---
Accumulation unit value-class 2                   $17.30     $12.87(4)
Prior year accumulation unit value-class 2        $12.87         $0.00
Number of accumulation units outstanding,
 end of period-class 2                         33,442.30      5,795.12
Change in number of units - class 2            27,647.18      5,795.12
Total net assets-class 2                         578,646        74,582
Expense ratio-class 2 (1)                          1.45%         1.45%
Total return-class 2 (2)                          34.45%     28.70%(5)
Investment income ratio - class 2 (3)              1.68%           ---
Accumulation unit value-class 3                $11.23(8)
Prior year accumulation unit value-class 3         $ ---
Number of accumulation units outstanding,
 end of period-class 3                          5,063.74
Change in number of units - class 3             5,063.74
Total net assets-class 3                          56,842
Expense ratio-class 3 (1)                          1.75%
Total return-class 3 (2)                       12.25%(5)
Investment income ratio - class 3 (3)                ---

(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated.
The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5)  Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7)  Information not available.
(8) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.


NOTE 8 - SUBSEQUENT EVENT (Unaudited)
In January 2005, the Board of Directors of The Union
Central Life Insurance Company and the Ameritas Acacia
Companies voted to combine at the mutual holding company level. The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Nebraska and Ohio.

CONSOLIDATED FINANCIAL STATEMENTS

The Union Central Life Insurance Company and Subsidiaries

At December 31, 2004 and 2003 and Years ended December 31, 2004,
2003 and 2002 with Report of Independent Registered Public
Accounting Firm

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED FINANCIAL STATEMENTS


At December 31, 2004 and 2003 and Years ended December 31,
                  2004, 2003 and 2002



                          CONTENTS

                                                         Page

Report of Independent Registered Public Accounting Firm. 1

Consolidated Balance Sheets. . . . . . . . . . . . . . . 2

Consolidated Statements of Income. . . . . . . . . . . . 3

Consolidated Statements of Changes in Equity . . . . . . 4

Consolidated Statements of Cash Flows. . . . . . . . . . 5

Notes to Consolidated Financial Statements . . . . . . . 6

  Report of Independent Registered Public Accounting Firm



To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Union Central Mortgage Funding, Inc, a wholly-owned subsidiary, which statements reflect 2.8% and 12.5% of total consolidated pre-tax income for the years ended 2004 and 2003, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Union Central Mortgage Funding, Inc., is based solely on the report of other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.


                               /s/ Ernst & Young LLP

Cincinnati, Ohio
February 8, 2005, except the restatement described in Note 1 for which the date is August 17, 2005.

The Union Central Life Insurance Company and Subsidiaries
              Consolidated Balance Sheets
                     (in thousands)

                                                              December 31,
                                                        -----------------------
                                                           2004         2003
                                                        ----------   ----------
ASSETS                                                   RESTATED     RESTATED
Investments:
 Fixed maturities available-for-sale at fair value
 (amortized cost: 2004 - $3,365,283 and
 2003 - $3,365,149)                                     $3,448,772   $3,448,932
 Other fixed maturities                                     13,236       24,260
 Equity securities available-for-sale at fair value
 (cost: 2004 - $16,681 and 2003 - $59,810)                  17,475       63,077
 Other equity securities                                     4,135       13,803
 Cash and short-term investments                            15,840        5,958
 Other invested assets                                      32,647       32,926
 Mortgage loans held-for-investment                        512,292      508,655
 Mortgage loans held-for-sale                              107,020       18,996
 Amounts receivable under repurchase agreement              71,730       36,457
 Real estate                                                10,056       11,272
 Policy loans                                              142,611      144,037
                                                        ----------   ----------
    Total investments                                    4,375,814    4,308,373

Accrued investment income                                   47,646       46,126
Deferred policy acquisition costs                          370,109      356,495
Property, plant and equipment, at cost,
 less accumulated depreciation
 (2004 - $94,522 and 2003 - $86,040)                        37,871       41,904
Deferred federal income tax asset                               --          288
Federal income tax recoverable                               4,972           --
Receivable for securities                                  105,709        7,904
Other assets                                               374,965      273,883
Separate account assets                                  2,095,848    1,809,545
                                                        ----------   ----------
           Total assets                                 $7,412,934   $6,844,518
                                                        ==========   ==========
LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                                 $4,036,163   $4,010,705
 Deposit funds                                             114,896      119,116
 Policy and contract claims                                 28,982       37,126
 Policyholders' dividends                                    8,398        9,152
                                                        ----------   ----------
           Total policy liabilities                      4,188,439    4,176,099
Deferred revenue                                            50,990       60,902
Payable for securities                                     107,086          185
Warehouse line of credit                                    84,565       18,970
Other liabilities                                          133,239       99,767
Federal income tax payable                                      --          895
Deferred federal income tax liability                        4,422           --
Surplus notes payable                                       49,810       49,801
Obligation under repurchase agreement                       71,041       36,257
Separate account liabilities                             2,095,848    1,809,545
                                                        ----------   ----------

   Total liabilities                                     6,785,440    6,252,421
                                                        ----------   ----------
Equity:
 Policyholders' equity                                     627,109      589,870
 Accumulated other comprehensive income                        385        2,227
   Total equity                                            627,494      592,097
                                                        ----------   ----------
   Total liabilities and equity                         $7,412,934   $6,844,518
                                                        ==========   ==========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF INCOME
                     (in thousands)


                                                           December 31,
                                                  ------------------------------
                                                    2004       2003       2002
                                                  --------   --------   --------
REVENUE                                           Restated   Restated   Restated
Insurance revenue:
 Traditional insurance premiums                   $113,805   $117,285   $149,842
 Universal life policy charges                      61,657     63,291     58,832
 Annuities                                          32,336     31,854     27,143
Net investment income                              242,634    252,776    246,559
Net realized gains (losses) on investments           7,910     29,151    (42,233)
Fee income                                          23,969     24,885     22,120
Other                                                8,384      9,208     10,088
                                                  --------   --------   --------
 Total revenue                                     490,695    528,450    472,351

BENEFITS AND EXPENSES
Benefits                                           114,654    112,058    141,357
Increase in reserves for future policy benefits     12,680     14,053     12,096
Interest expense:
 Universal life                                     63,438     72,754     76,437
 Investment products                                71,603     77,885     79,359
Underwriting, acquisition and insurance expense    166,699    200,740    195,048
Policyholders' dividends                            11,629     13,740     13,853
                                                  --------   --------   --------
 Total benefits and expenses                       440,703    491,230    518,150
                                                  --------   --------   --------
Income (loss) before federal income tax
 expense (benefit)                                  49,992     37,220    (45,799)
Federal income tax expense (benefit)                12,753     11,962    (17,838)
                                                  --------   --------   --------
Net Income (Loss)                                  $37,239    $25,258   $(27,961)
                                                  ========   ========   ========

The accompanying notes are an integral part of the financial statements.

 THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(in thousands)

                                          Accumulated
                                             Other
                                         Comprehensive  Policyholders'
                                             Income         Equity        Total
                                            --------       --------      --------
Balance at January 1, 2002, as
previously reported                         $(20,020)      $599,640      $579,620

Prior period adjustments (see Note 1)             --         (7,067)       (7,067)
                                            --------       --------      --------
Balance at January 1, 2002, as restated      (20,020)       592,573       572,553
                                            ========       ========      ========
Net loss                                                    (27,961)      (27,961)
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                                   35,287                       35,287
Minimum pension liability
 adjustment                                   (6,879)                      (6,879)
                                            --------       --------      --------
Comprehensive income                                                          447
                                            --------       --------      --------
Balance at December 31, 2002 , as restated     8,388        564,612       573,000
                                            ========       ========      ========

Net income                                                   25,258        25,258
Unrealized losses on securities,
 net of tax and reclassification
 adjustment                                   (3,090)                      (3,090)
Minimum pension liability
 adjustment                                   (3,071)                      (3,071)
                                            --------       --------      --------
Comprehensive income                                                       19,097
                                            --------       --------      --------
Balance at December 31, 2003, as restated      2,227        589,870       592,097
                                            ========       ========      ========

Net income                                                   37,239        37,239
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                                      789                          789
Minimum pension liability
 adjustment                                   (2,631)                      (2,631)
                                            --------       --------      --------
Comprehensive income                                                       35,397
                                            --------       --------      --------
BALANCE AT DECEMBER 31, 2004 , AS RESTATED  $    385       $627,109      $627,494
                                            ========       ========      ========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

                                                         Year ended December 31
                                                   -----------------------------------
                                                     2004          2003        2002
                                                   ---------    ---------    ---------
OPERATIN0G ACTIVITIES                              Restated      Restated    Restated
Net income (loss)                                  $  37,239    $  25,258    $ (27,961)
Adjustments to reconcile net income (loss)
 to net cash provided by (used in) operating
 activities:
 Interest credited to universal life policies         63,438       72,754       76,437
 Interest credited to investment products             71,603       77,885       79,359
 Accrual of discounts on investments, net              8,685       10,441        2,135
 Net realized (gains) losses on investments           (7,910)     (29,151)      42,233
 Depreciation                                          8,482       10,580        7,189
 Amortization of deferred policy acquisition costs    52,832       69,708       63,892
 Amortization of deferred revenue                    (15,341)     (10,558)     (20,685)
 Policy acquisition cost deferred                    (62,462)     (57,941)     (66,648)
 Revenue deferred                                      5,429        2,873       10,384
 Deferred federal income tax expense (benefit)         5,619        1,612       (4,476)
 Cost of mortgage loans held for sale, net           (85,442)     (18,899)          --
Changes in operating assets and liabilities:
 Accrued investment income                            (1,520)        (863)      (1,117)
 Receivable for securities                           (97,805)        (964)       6,680
 Other (assets) liabilities                         (101,083)     (76,734)     (60,656)
 Amounts receivable under repurchase agreement       (35,273)     (36,457)          --
 Policy liabilities                                   72,842        8,038       (3,606)
 Payable for securities                              106,901     (140,748)     135,881
 Obligation under repurchase agreement                34,784       36,257           --
 Other items, net                                      4,396       (2,006)      (8,886)
                                                   ---------    ---------    ---------
 Cash Provided by (Used in) Operating Activities      65,414      (58,915)     230,155
                                                   ---------    ---------    ---------
INVESTING ACTIVITIES
Costs of investments acquired                     (2,457,237)  (3,534,371)  (2,955,450)
Proceeds from sale, maturity or
 repayment of investments                          2,510,121    3,500,802    2,583,590
(Increase) decrease in policy loans                    1,426          (11)       2,162
Purchases of property and equipment, net              (4,449)      (4,355)      (7,059)
                                                   ---------    ---------    ---------
 Cash Provided by (Used in) Investing Activities      49,861      (37,935)    (376,757)
                                                   ---------    ---------    ---------
FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                                560,266      654,871      824,479
Withdrawals from universal life and
 investment contracts                               (755,809)    (702,495)    (579,104)
Net proceeds from the issuance of
 line of credit debt                                  65,595       18,970           --
Reverse repurchase agreements                         24,555           --           --
                                                   ---------    ---------    ---------
 CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES    (105,393)     (28,654)     245,375
                                                   ---------    ---------    ---------
Increase (decrease) in cash and
 short term investments                                9,882     (125,504)      98,773

Cash and short term investments
 at beginning of year                                  5,958      131,462       32,689
                                                   ---------    ---------    ---------
 CASH AND SHORT TERM INVESTMENTS AT END OF YEAR    $  15,840    $   5,958    $ 131,462
                                                   =========    =========    =========
Supplemental disclosures of cash flow information:
Cash paid (refunded) during the year
 for federal income taxes                          $  11,342    $  (6,404)   $  (6,099)

Cash paid during the year for interest
 on surplus notes                                  $   4,100    $   4,100    $   4,100

Cash paid during the year for interest
 on line of credit                                 $   1,387    $   1,069    $      --
                                                   ---------    ---------    ---------

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company (as detailed below, Union Central sold the assets of Payday of America, LLC in 2004); Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company; Summit Investment Partners, LLC, wholly-owned, a registered investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central.

On January 1, 2004, the Company adopted Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain
Nontraditional Long-Duration Contracts and for Separate Accounts".
 The impact of adoption was immaterial.

The Company will adopt FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46") on January 1, 2005. The impact of adoption is not anticipated to be material. In 1996, the Company created a collateralized bond obligation through the formation of a trust in which the Company is the primary beneficiary. The trust issued debt securities to lenders. As of December 31, 2004, $70,300,000 of debt securities was outstanding.
 Upon the adoption of FIN 46, the Company anticipates consolidation of the collateralized bond obligation will be required. The maximum exposure to loss to the Company as a result of the activities of the collateralized bond obligation was $43,400,000 as of December 31, 2004.

During 2004, the Company sold Family Enterprise Institute, Inc., a wholly-owned subsidiary. A $1,600 after-tax gain was recorded as a result of the sale.

During 2004, the Company completed the sale of Payday of America, LLC's assets to Paycor, Inc., in exchange for common stock of Paycor, Inc. The net after-tax impact from recording the sale was a reduction in net income of $3,467,000. The operating activities of Payday of America, LLC had ceased as of December 31, 2004.

During 2002, the Company established Union Central Mortgage
Funding, Inc., a wholly-owned consolidated subsidiary, which was formed to originate, sell and service commercial mortgage loans.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Restatement

The accompanying financial statements have been adjusted to correct errors in the calculation of deferred policy acquisition costs and future policy benefits related to the Company's term life insurance products. Policyholders' and total equity as of January 1, 2002 was reduced by $7,067,000 as a result of the restatement. The effects of the restatement are presented below:

                                               2004                    2003
                                      --------------------    --------------------
                                          As                      As
                                      Previously     As       Previously     As
                                       Reported   Restated     Reported   Restated
                                      ----------  --------    ----------  --------
                                                     (in thousands)
At December 31:
Deferred policy acquisition costs      $ 370,223  $ 370,109    $ 358,632  $ 356,495
Deferred federal income tax asset             --         --           --        288
Other assets                             403,421    374,965      291,224    273,883
Future policy benefits                 4,028,737  4,036,163    4,003,852  4,010,705
Deferred federal income tax liability     17,020      4,422        8,928         --
Policyholders' equity                    650,505    627,109      606,984    589,870
Total equity                             650,890    627,494      609,211    592,097

                                        2004                 2003                 2002
                                -------------------  -------------------  -------------------
                                    As                   As                   As
                                Previously    As     Previously    As     Previously    As
                                 Reported  Restated   Reported  Restated   Reported  Restated
                                  -------  -------     -------  -------     -------  -------
                                                     (in thousands)
Increase in reserves for future
policy benefits                   $   993  $12,680     $ 4,942  $14,053     $ 7,993  $12,096
Underwriting, acquisition and
insurance expense                 168,721  166,699     198,169  200,740     195,376  195,048
Income (loss) before federal
 income tax expense (benefit)      59,657   49,992      48,902   37,220     (42,024) (45,799)
Federal income tax expense
 (benefit)                         16,136   12,753      16,051   11,962     (16,517) (17,838)
Net income (loss)                  43,521   37,239      32,851   25,258     (25,507) (27,961)

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as other comprehensive income or loss. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

  o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at lower of aggregate cost or market. The amount, by which cost exceeds market value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
  o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
  o Policy loans are reported at unpaid balances.
  o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that have a maturity date of 90 days or less from the date acquired.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


  o Receivable for securities represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.
  o Payable for securities represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

In 2004 and 2003, the Company entered into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The Company had $71,041,000 and $36,257,000 in outstanding repurchase agreements for the years ended December 31, 2004 and 2003, respectively. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral.
 Also, the Company recognized a receivable representing the cash it lent under the terms of the repurchase agreement, which totaled $71,730,000 and $36,457,000 for the years ended December 31, 2004 and 2003, respectively, and was reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheets.

The Company has entered into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Consolidated Balance Sheets. At December 31, 2004, the Company had reverse repurchase agreements outstanding with a total carrying value of $24,555,000. There were no repurchase agreements outstanding as of December 31, 2003 and 2002.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2005. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,083,000 at December 31, 2004.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the market value of the call options, and are reflected in "Deposit funds" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2004 and 2003 was $50,574,000 and $31,128,000, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


In 2004 and 2003, the Company entered into interest rate swap agreements with a notional value of $35,000,000 and $125,000,000, respectively, with Morgan Stanley, Bank One and Deutsche Bank.
The purpose of the interest rate swap agreements was to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as and met the criteria of effective fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps.
 To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the interest rate swaps of $317,000 at December 31, 2003. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The financing cost of the interest rate swaps excluded from the assessment of hedge effectiveness totaled $307,000 and $592,000 in 2004 and 2003, respectively, and was recorded in "Net investment income" in the Consolidated Statements of Income.

The change in value of the interest rate swaps was accounted for consistently with the hedged bonds. During 2004 and 2003, $75,000,000 and $85,000,000, respectively, of the notional value of the interest rate swap agreements was terminated, leaving no notional value as of December 31, 2004. In 2004 and 2003, respectively, a pre-tax gain of $262,000 and $603,000 was realized upon the terminations of the agreements and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2004, 2003 and 2002, the Company entered into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge.
Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates.
 The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges.

For the years ended December 31, 2004, 2003 and 2002, the swap agreements offset unrealized gains of $301,000, $0 and $3,449,000, respectively, and pre-tax realized gains (losses) of $440,000, $2,138,000 and ($7,919,000), respectively, that the Company incurred in the hedged mutual funds. Swap agreements with a notional value of $4,200,000 and $0 were outstanding as of December 31, 2004 and 2003, respectively.

In 2004, the Company entered into interest rate swap agreements with a notional value of $75,000,000 at December 31, 2004, with Morgan Stanley and Bank One. The swap agreements are carried at their fair value and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans held for sale. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps is to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale. The loss in fair value of the swap agreements of $1,153,000 and financing costs of $737,000 was recorded in "Net investment income" in the Consolidated Statements of Income. The interest rate swap agreements were not designated as hedging instruments.

In 2002, the Company entered into interest rate swap agreements with a notional value of $200,000,000 with Deutsche Bank and Morgan Stanley. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans that the Company had agreed to sell to Morgan Stanley. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale to Morgan Stanley.
The interest rate swaps were terminated upon the closing of the sale of the mortgage loans to Morgan Stanley. The loss was combined with the gain on the sale of commercial mortgage loans to Morgan Stanley. The interest rate swap agreements were designated as and qualified as fair value hedges.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The Company enters into loan commitments in association with originating commercial mortgage loans that are held for sale. The loan commitments are accounted for as derivative instruments. The loan commitments are marked to fair value based on estimates of fluctuations in market interest rates for comparable mortgage loans from loan commitment dates. The loan commitments are typically hedged with repurchase agreements.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $52,832,000, $69,708,000 and $63,892,000 for the years ended December 31, 2004, 2003 and 2002, respectively, and was included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments decreasing deferred policy acquisition costs related to unrealized gains and losses totaled $36,783,000, $40,765,000 and $44,955,000 at 2004, 2003 and 2002, respectively.

In 2004, 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased (decreased) ($5,969,000), $2,563,000 and $20,807,000 for the years ended 2004, 2003 and 2002, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $3,891,000 and $3,352,000 were capitalized in 2004 and 2003, respectively. Amortization expense of $4,204,000, $5,283,000 and $3,598,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2004, 2003 and 2002. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.
Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders as of each year-end. Insurance in force receiving dividends accounted for 6.19% and 5.63% of total insurance in force at December 31, 2004 and 2003, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided
by the    Company) represent funds that are separately
administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk.
 Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account. On assets transferred to the separate accounts, the Company recognized interest income of $37,846,000, $22,455,000 and $25,491,000 and investment gains
(losses) of $172,762,000, $327,660,000 and ($318,870,000) for the
years ending December 31, 2004, 2003 and 2002, respectively. The interest income and investment gains were offset by the increase in separate account liabilities within the same line item in the Consolidated Statements of Income.

The Company issues variable annuity contracts through the separate accounts where the Company contractually guarantees to the contract holder total deposits made to the contract less any partial withdrawals. This guarantee only includes benefits that are payable in the event of death. The total separate account assets and liabilities for policies with a minimum guaranteed death benefit were $365,042,000 and $335,182,000 as of December 31, 2004 and 2003, respectively, and were composed of mutual funds. Death claims incurred and paid as a result of the minimum guaranteed death benefit totaled $146,000, $325,000 and $146,000 for the years ended December 31, 2004, 2003 and 2002, respectively. The Company had $15,649,000 of net amount at risk involving the minimum guaranteed death benefit on variable annuities as of December 31, 2004. The weighted average attained age for contract holders with a minimum guaranteed death benefit was 57 years old as of December 31, 2004.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2004 and 2003.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 5.7% to 8.2%, 6.1% to 8.3% and 7.0% to 8.2% for the years ended 2004, 2003 and 2002, respectively. Changes in dividend payouts are assumed with changes in yields.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 2.8% to 7.0%, 4.5% to 6.5% and 4.5% to 8.0% for the years ended 2004, 2003 and 2002, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $15,341,000, $10,558,000 and $20,685,000 for the years ended December 31, 2004, 2003 and 2002, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2004, 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,396,000, $3,161,000 and $5,168,000 for the years ended 2004, 2003 and 2002, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 6.6% to 8.3% and 7.5% to 8.3% for the years ended 2004 and 2003, respectively.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2004 and 2003.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for prior years, have in some instances, been reclassified to conform to the 2004 presentation.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                     Cost or      Gross      Gross
                                    Amortized  Unrealized  Unrealized   Fair
                                       Cost       Gains     (Losses)    Value
                                    ----------  ---------  ---------  ----------
                                                   (in thousands)
December 31, 2004:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies          $   34,931    $   171    $  (154) $   34,948
Corporate securities and other       2,386,810     86,339     (5,939)  2,467,210
Mortgage-backed securities,
collateralized mortgage
obligations and other
structured securities                  943,542     10,864     (7,792)    946,614
                                    ----------  ---------  ---------  ----------
Subtotal                             3,365,283     97,374    (13,885)  3,448,772

Equity securities                       16,681        856        (62)     17,475
                                    ----------  ---------  ---------  ----------
Total                               $3,381,964  $  98,230  $ (13,947) $3,466,247
                                    ==========  =========  =========  ==========

                                     Cost or      Gross      Gross
                                    Amortized  Unrealized  Unrealized   Fair
                                       Cost       Gains     (Losses)    Value
                                    ----------  ---------  ---------  ----------
                                                   (in thousands)
December 31, 2003:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies          $   40,314  $     354  $      --  $   40,668
Corporate securities and other       2,045,679     97,063    (11,937)  2,130,805
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities               1,279,156     16,882    (18,579)  1,277,459
                                    ----------  ---------  ---------  ----------
Subtotal                             3,365,149    114,299    (30,516)  3,448,932

Equity securities                       59,810      3,616       (349)     63,077
                                    ----------  ---------  ---------  ----------
Total                               $3,424,959  $ 117,915  $ (30,865) $3,512,009
                                    ==========  =========  =========  ==========

Fixed maturity available-for-sale securities, at December 31, 2004, are summarized by stated maturity as follows:

                                                Amortized      Fair
                                                   Cost        Value
                                                ----------  ----------
                                                    (in thousands)
Due in one year or less                         $   44,604  $   45,380
Due after one year through five years              332,600     346,360
Due after five years through ten years           1,151,657   1,192,823
Due after ten years                                727,189     745,260
                                                ----------  ----------
 Subtotal                                        2,256,050   2,329,823

Mortgage-backed securities                         943,601     946,679
Other securities with multiple repayment dates     165,632     172,270
                                                ----------  ----------
 Total                                          $3,365,283  $3,448,772
                                                ==========  ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Significant components of the unrealized gain on available-for-sale securities included in "Accumulated other comprehensive income" in the accompanying Consolidated Balance Sheets are as follows:

                                        Year Ended December 31,
                                     ------------------------------
                                       2004       2003       2002
                                     --------   --------   --------
                                             (in thousands)
Gross unrealized gain on available-
 for-sale securities                 $ 84,283   $ 87,050   $ 95,995
Amortization of deferred policy
 acquisition costs                    (36,783)   (40,765)   (44,955)
Deferred tax liability                (16,625)   (16,199)   (17,864)
                                     --------   --------   --------
Net unrealized gain on available-
 for-sale securities                 $ 30,875   $ 30,086   $ 33,176
                                     ========   ========   ========

A summary of available-for-sale securities with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                        December 31, 2004
                  ---------------------------------------------------------------
                      Less than           Twelve Months
                    Twelve Months            or More                Total
                  ------------------    -----------------    --------------------
                             Gross                Gross                   Gross
                    Fair   Unrealized     Fair  Unrealized      Fair    Unrealized
                    Value    Losses       Value    Losses       Value     Losses
                  --------  --------    --------  -------    ----------  --------
Fixed maturity
 securities       $932,256  $(10,548)   $208,180  $(3,337)   $1,140,436  $(13,885)
Equity securities       33       (15)      1,860      (47)        1,893       (62)
                  --------  --------    --------  -------    ----------  --------
Total             $932,289  $(10,563)   $210,040  $(3,384)   $1,142,329  $(13,947)
                  ========  ========    ========  =======    ==========  ========


                                        December 31, 2003
                  ---------------------------------------------------------------
                      Less than           Twelve Months
                    Twelve Months            or More                Total
                  ------------------    -----------------    --------------------
                             Gross                Gross                   Gross
                    Fair   Unrealized     Fair  Unrealized      Fair    Unrealized
                    Value    Losses       Value    Losses       Value     Losses
                  --------  --------    --------  -------    ----------  --------
Fixed maturity
 securities       $905,114  $(22,451)   $107,960  $(8,065)   $1,013,074  $(30,516)
Equity securities       74        (4)        347     (345)          421      (349)
                  --------  --------    --------  -------    ----------  --------
Total             $905,188  $(22,455)   $108,307  $(8,410)   $1,013,495  $(30,865)
                  ========  ========    ========  =======    ==========  ========

The unrealized losses in both 2004 and 2003 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. Upon review of the economic circumstances underlying these securities, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on available-for-sale investments represent an other-than-temporary impairment as of December 31, 2004 and December 31, 2003.

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $3,325,000 and $3,498,000, at December 31, 2004 and 2003,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                              Year Ended December 31,
                        ------------------------------------
                           2004         2003         2002
                        ----------   ----------   ----------
                                   (in thousands)
Proceeds                $2,415,601   $3,352,138   $1,013,004
Gross realized gains        35,895       69,271       42,803
Gross realized losses       16,064       28,000       37,792

In 2004, the Company completed the sale of mortgage-backed securities with a book value of $285,000,000 to a third party in conjunction with a securitization transaction that closed in 2005.
 An after-tax loss of $1.2 million was recorded on the sale.

A summary of the characteristics of the Company's mortgage portfolio follows:

                               December 31, 2004      December 31, 2003
                              --------------------   -------------------
                                        Percent of            Percent of
                              Carrying   Carrying    Carrying  Carrying
                               Amount     Amount      Amount    Amount
                              --------   --------    --------  --------
                                            (in thousands)
Region
New England and  Mid-Atlantic $ 42,272      6.8%     $ 31,354     5.9%
South Atlantic                 134,944     21.8        97,623    18.5
North Central                  114,090     18.4       102,113    19.4
South Central                   56,338      9.2        46,756     8.9
Mountain                       128,959     20.8       116,578    22.1
Pacific                        142,709     23.0       133,227    25.2
                              --------    -----      --------   -----
 Total                        $619,312    100.0%     $527,651   100.0%
                              ========    =====      ========   =====

Property Type
Apartment and residential     $ 35,772      5.8%     $ 35,805     6.8%
Warehouses and industrial      135,800     21.9       110,028    20.8
Retail and shopping center     209,921     33.9       178,264    33.8
Office                         166,510     26.9       149,828    28.4
Other                           71,309     11.5        53,726    10.2
                              --------    -----      --------   -----
 Total                        $619,312    100.0%     $527,651   100.0%
                              ========    =====      ========   =====

In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. A pre-tax realized gain of $15,857,000 (net of the loss of $5,980,000 on interest rate swaps used to hedge interest rate risk associated with the mortgage loans) was recorded on the transaction. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2004, the maximum potential exposure to the Company is $3,400,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

At December 31, 2004 and 2003, respectively, an interest-only strip asset of $1,387,000 and $2,085,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. During 2004, the Company recognized a pre-tax realized loss of $305,000 recorded in "Net realized gains (losses) on investments" in the Consolidated Statements of Income and a reduction of the interest-only strip asset of $305,000 due to the prepayment of mortgage loans previously sold to third parties. The realized loss and reduction of the interest-only strip asset represented the present value of compensation related to mortgage loans previously sold to third parties that the Company would have received over the life of the mortgage loans. Amortization expense of $393,000, $518,000 and $669,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


In 2004 the Company recorded a pre-tax realized loss of $335,000 representing the difference between net collateral value and book value on two mortgage loans held for investment with a book value of $1,637,000. The Company recognized and collected interest totaling $161,000 during 2004 on the two mortgage loans.

In 2003, the Company secured a $100 million warehouse finance facility from a bank. This facility bears interest at prime (5.25% at December 31, 2004 and 4.00% at December 31, 2003) or
LIBOR (2.56% at December 31, 2004 and 1.12% at December 31, 2003) plus 1.00%. $84,565,000 and $18,970,000 was outstanding under this facility at December 31, 2004 and December 31, 2003, respectively, and was recorded in "Other liabilities" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled
$1,755,000 at December 31, 2004 and 2003 and accumulated depreciation totaled $1,408,000 at December 31, 2004 and 2003.
The book value of foreclosed real estate was $9,709,000 and $10,926,000 at December 31, 2004 and 2003, respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,800,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2004 and 2003. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


Reinsurance transactions with other insurance companies for the years ended December 31, 2004, 2003 and 2002 are summarized as follows:

                                         December 31, 2004
                          -------------------------------------------------
                             Direct    Assumed      (Ceded)         Net
                          -----------  --------  ------------   -----------
                                          (in thousands)
Life insurance in force   $34,864,605  $125,468  $(20,855,818)  $14,134,255
                          ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life           $   395,773    $5,365  $   (225,676)  $   175,462
Annuity                        32,336        --            --        32,336
                          -----------  --------  ------------   -----------
Total                     $   428,109  $  5,365  $   (225,676)  $   207,798
                          ===========  ========  ============   ===========

                                         December 31, 2003
                          -------------------------------------------------
                             Direct    Assumed      (Ceded)         Net
                          -----------  --------  ------------   -----------
                                          (in thousands)
Life insurance in force   $31,353,542   $141,861   $(17,636,047)   $13,859,356
                          ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
  premiums  and
  universal life          $   347,834  $  5,888  $   (173,146)  $   180,576
 Annuity                       31,854        --            --        31,854
                          -----------  --------  ------------   -----------
Total                     $   379,688  $  5,888  $   (173,146)  $   212,430
                          ===========  ========  ============   ===========


                                         December 31, 2002
                          -------------------------------------------------
                             Direct    Assumed      (Ceded)         Net
                          -----------  --------  ------------   -----------
                                          (in thousands)
Life insurance in force   $42,892,027  $162,983  $(16,327,572)  $26,727,438
                          ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life          $   275,453  $  6,257  $    (73,036)  $   208,674
 Annuity                       27,143        --            --        27,143
                          -----------  --------  ------------   -----------
Total                     $   302,596  $  6,257  $    (73,036)  $   235,817
                          ===========  ========  ============   ===========


Benefits paid or provided were reduced by $16,836,000, $21,521,000 and $7,165,000 at December 31, 2004, 2003, and 2002, respectively, for estimated recoveries under reinsurance treaties.

Neither the Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                            December 31,
                                        -------------------
                                          2004       2003
                                        --------   --------
                                           (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs      $142,412   $140,704
 Unrealized gains - FAS 115               16,625     16,119
 Capitalization of software                4,581      5,245
 Other                                       662        311
                                        --------   --------
  Total deferred tax liabilities         164,280    162,379
                                        --------   --------
Deferred tax assets:
 Policyholders' dividends                  2,864      1,611
 Future policy benefits                   79,299     81,969
 Basis differences on investments         17,823     20,405
 Premium - based DAC adjustment           35,207     37,308
 Retirement plan accruals                 20,289     17,474
 Investment income differences               358        787
 Other                                     4,018      3,113
                                        --------   --------
  Total deferred tax assets              159,858    162,667
                                        --------   --------
  Net deferred tax asset (liabilities)  $ (4,422)  $    288
                                        ========   ========

Significant components of the provision for income tax expense
(benefit) attributable to continuing operations are as follows:

               Year ended December 31,
            -----------------------------
              2004      2003      2002
            -------   -------   ---------
                  (in thousands)
Current     $ 7,134   $10,350   $(13,362)
Deferred      5,619     1,612     (4,476)
            -------   -------   --------
Total       $12,753   $11,962   $(17,838)
            =======   =======   ========

Federal income tax expense (benefit) is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities and the release of tax contingency reserves.

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $3,808,000, $3,835,000 and $2,849,000 in 2004, 2003 and
2002, respectively. The Company leased equipment through a series of arrangements in 2004, 2003 and 2002. Rental expense under these agreements totaled $158,000, $121,000 and $104,000 in 2004,
2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


At December 31, 2004, the future minimum lease payments for all noncancelable operating leases are as follows:

Year            Amount
            (in thousands)
2005           $2,860
2006            2,212
2007            1,013
2008              764
2009              526
After 2009      1,808
               ------
Total          $9,183
               ======

Other Commitments

At December 31, 2004, the Company had outstanding agreements to fund mortgages totaling $38,065,000 in early 2005. In addition, the Company has committed to invest $11,241,000 in equity-type limited partnerships during the years 2005 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2004, 2003 and 2002, the charge to operations related to these assessments was not significant. The estimated liability of $796,000 and $860,000 at December 31, 2004 and 2003, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                         Year Ended December 31,
                        ------------------------
                            2004       2003
                          --------   --------
                             (in thousands)
Capital and surplus       $337,730   $311,308
                          ========   ========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension expense and funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement
Benefits was October 1. A summary of the assets, obligations and assumptions are as follows:

                                                                                 Other
                                               Pension                       Postretirement
                                               Benefits                         Benefits
                                    ------------------------------   ----------------------------
--
                                      2004       2003       2002       2004       2003       2002
                                    --------   --------   --------   --------   --------   ------
--
                                                             (in thousands)
 Accumulated benefit obligation     $140,852   $128,666   $114,740   $ 25,596   $ 23,355   $
19,861

 Projected benefit obligation       $143,023   $130,603   $116,837   $     --   $     --
--

 Plan assets at fair value          $109,540   $113,692   $ 94,745   $ 10,278   $  8,131   $
5,835

 Funded status                      $(33,483)  $(16,911)  $(22,092)  $(15,318)  $(15,224)
$(14,026)

 Accrued liabilities                $ 31,312   $ 14,975   $ 19,996   $ 14,546   $ 15,343   $
15,038

 Employer contributions             $     --   $  4,855   $ 20,157   $  2,575   $  2,400   $
2,177

 Plan participants' contributions   $     --   $     --   $     --   $    351   $    242   $
220

 Benefits and administrative
 expenses paid                      $  6,014   $  6,354   $  5,792   $  2,281   $  1,927   $
1,825

Components of net periodic
benefit cost:
 Service cost                       $  3,597   $  3,711   $  4,104   $    845   $    731   $
540
 Interest cost                         8,181      7,962      8,459      1,464      1,336
1,389
 Expected return on plan assets       (8,746)    (8,075)    (7,830)      (709)      (504)
(498)
 Transition obligation/(asset)
   amortization                          (41)       (41)       (41)        --         --
--
 Amount of recognized
   (gains)/losses                      3,529      4,734      2,779         --         --
--
 Amount of unrecognized
   (gains)/losses                         --         --         --         --         --
(88)
 Amount of prior service
   cost recognized                    (1,050)    (1,070)        --        178      1,142
--
                                    --------   --------   --------   --------   --------   ------
--
 Total net periodic benefit cost    $  5,470   $  7,221   $  7,471   $  1,778   $  2,705   $
1,343
                                    ========   ========   ========   ========   ========
========

                                                                                 Other
                                               Pension                       Postretirement
                                               Benefits                         Benefits
                                    ------------------------------   ----------------------------
--
                                      2004       2003       2002       2004       2003       2002
                                    --------   --------   --------   --------   --------   ------
--
Weighted average assumptions:
 Discount rate                       6.00%      6.50%      7.00%      6.00%      6.50%      7.00%
 Expected compensation increase      3.00%      3.00%      3.50%      3.00%      3.00%      3.50%
 Expected return on plan assets      8.50%      8.50%      8.50%      8.50%      8.50%      8.50%


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

                                             Other
                               Pension   Postretirement
                               Benefits     Benefits
                               --------     --------
Expected Benefit Payments:        (in thousands)
 2005                           $7,567       $1,562
 2006                            7,898        1,610
 2007                            8,376        1,663
 2008                            8,984        1,716
 2009                            9,700        1,765
 2010 - 2014                    61,715       10,202

Also, $2,631,000, $3,071,000 and $6,879,000 (net of tax) was
charged directly to policyholders' equity in 2004, 2003 and 2002, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity. The additional minimum liability adjustment as of December 31, 2002 was reduced by $7,872,000 (net of tax) due to the establishment of an intangible asset. During 2003, the Company determined that the intangible asset should not have been recorded in 2002. The intangible asset recorded in 2002 was appropriately eliminated from the Consolidated Balance Sheets and the calculation of the additional minimum liability in 2003.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2004 and 2003, $89,955,000 and $93,060,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, Pension Plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the Pension Plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ending December 31, 2004 and 2003 are as follows:

                                               Other
                         Pension           Postretirement
                         Benefits             Benefits
                     ---------------      ---------------
                      2004     2003        2004     2003
                     ------   ------      ------   ------
Equity securities:
Domestic equities     52.3%    51.6%       82.6%    87.0%
Foreign equities       9.6      9.2         9.4      3.8
Bonds                 38.1     39.2         5.8     --
Cash                  --       --           2.2      9.2
                     ------   ------      ------   ------
Total                100.0%   100.0%      100.0%   100.0%
                     ======   ======      ======   ======

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ending December 31, 2004, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The health care cost trend rate was 12.1% graded to 5.0% over 10 years for 2004. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2004.

The Company did not adjust its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of
2003 as the impact was immaterial.

The Company has two contributory savings plans for home office employees and agents meeting certain service requirements, which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $1,846,000, $1,820,000 and $1,964,000 for 2004, 2003 and 2002, respectively. The value of the plans' assets was $95,318,000 and $83,287,000 at December 31, 2004 and 2003, respectively. The assets are held in the deposit fund or under the variable accounts of a group annuity policy. At December 31, 2004 and 2003, $31,960,000 and
$28,994,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

MORTGAGE LOANS: The fair values for commercial mortgages held for investment in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages held for investment with potential loan losses are based on discounted cash flow analysis of the underlying properties.

The estimate of fair values for commercial mortgage loans held for sale is based on current pricing of whole loan transactions that a purchaser unrelated to the seller would demand for a similar loan.

WAREHOUSE FINANCE FACILITY: The warehouse finance facility is offered with interest at market interest rates, and therefore, the carrying value of the warehouse finance facility is a reasonable estimation of fair value.

POLICY LOANS: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

SURPLUS NOTES: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

REPURCHASE AGREEMENTS: The fair value of repurchase agreements are based on quoted market prices.

INTEREST RATE SWAP AGREEMENTS: The fair value of interest rate swaps is the estimated amount the Company would receive or pay to terminate the agreements based on current market interest rates.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                  December 31, 2004       December 31, 2003
                 -------------------     -------------------
                 Carrying    Fair        Carrying    Fair
                  Amount     Value        Amount     Value
                 --------   --------     --------   --------
                               (in thousands)
Mortgage loans   $619,312   $656,724     $527,651   $571,359
                 ========   ========     ========   ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                          December 31, 2004       December 31, 2003
                         -------------------     -------------------
                         Carrying    Fair        Carrying    Fair
                          Amount     Value        Amount     Value
                         --------   --------     --------   --------
                                       (in thousands)
Direct access            $ 61,072   $ 61,072     $ 63,208   $ 63,208
Traditional annuities      35,157     38,324       34,896     38,838
Supplementary contracts     9,855      9,907       10,919     11,073
GPA not involving life        539        584          719        785
Dividend accumulations      5,830      5,830        5,846      5,846
Premium deposit funds         662        662          664        664
                         --------   --------     --------   --------
Total                    $113,115   $116,379     $116,252   $120,414
                         ========   ========     ========   ========

The carrying amounts and fair values of the Company's liability for surplus notes are as follows:

                  December 31, 2004       December 31, 2003
                 -------------------     -------------------
                 Carrying    Fair        Carrying    Fair
                  Amount     Value        Amount     Value
                 --------   --------     --------   --------
                               (in thousands)
Surplus notes    $49,810    $56,034      $49,801    $52,657
                 =======    =======      =======    =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


NOTE 9 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                     December 31,
                            ------------------------------
                              2004       2003       2002
                            --------   --------   --------
                                    (in thousands)
Balance as of January 1     $176,655   $161,037   $152,796
Incurred related to:
 Current year                 83,105     91,862     80,743
 Prior years                  11,451      6,927     11,821
                            --------   --------   --------
Total incurred                94,556     98,789     92,564
                            --------   --------   --------
Paid related to :
 Current year                 45,940     52,342     50,279
 Prior years                  39,023     30,829     34,044
                            --------   --------   --------
Total paid                    84,963     83,171     84,323
                            --------   --------   --------
Balance as of December 31   $186,248   $176,655   $161,037
                            ========   ========   ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $11,451,000, $6,927,000 and $11,821,000 in 2004, 2003
and 2002, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $2,615,000, $4,037,000 and $2,413,000 at 2004, 2003 and 2002, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2004, 2003 and 2002, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $562,000 and $587,000 as of December 31, 2004 and 2003, respectively. Issuance cost of $26,000 was amortized in 2004, 2003 and 2002, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2004, 2003 and 2002 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $190,000 and $199,000 was deducted from the balance of the Notes as of December 31, 2004 and 2003, respectively.

NOTE 11 - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                          Year Ended December 31, 2004
                                          ----------------------------
                                     Before-Tax        Tax          Net-of-Tax
                                       Amount    Expense/(Benefit)    Amount
                                     ----------  -----------------  ----------
                                                  (in thousands)
Unrealized gains on securities:

Unrealized gains arising during 2004   $22,694       $ 7,943        $14,751

Less:  reclassification adjustments
 for gains realized in net income      (21,480)       (7,518)       (13,962)
                                       -------       -------        -------
Net unrealized gains                     1,214       425            789
                                       -------       -------        -------
Minimum pension liability adjustment    (4,048)       (1,417)        (2,631)
                                       -------       -------        -------
Other comprehensive loss               $(2,834)      $  (992)       $(1,842)
                                       =======       =======        =======
                                          Year Ended December 31, 2003
                                          ----------------------------
                                     Before-Tax        Tax          Net-of-Tax
                                       Amount    Expense/(Benefit)    Amount
                                     ----------  -----------------  ----------
                                                  (in thousands)
Unrealized losses on securities:

Unrealized gains arising during 2003   $20,561       $ 7,196        $13,365

Less:  reclassification adjustments
 for gains realized in net income      (25,316)       (8,861)       (16,455)
                                       -------       -------        -------
Net unrealized losses                   (4,755)       (1,665)        (3,090)
                                       -------       -------        -------
Minimum pension liability adjustment    (4,725)       (1,654)        (3,071)
                                       -------       -------        -------
Other comprehensive loss               $(9,480)      $(3,319)       $(6,161)
                                       =======       =======        =======


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

                                          Year Ended December 31, 2002
                                          ----------------------------
                                     Before-Tax        Tax          Net-of-Tax
                                       Amount    Expense/(Benefit)    Amount
                                     ----------  -----------------  ----------
                                                  (in thousands)
Unrealized gains on securities:

Unrealized gains arising during 2002   $58,105       $20,337        $37,768

Less:  reclassification adjustments
 for gains realized in net income       (3,817)       (1,336)        (2,481)
                                       -------       -------        -------
Net unrealized gains                    54,288        19,001         35,287
                                       -------       -------        -------
Minimum pension liability adjustment   (10,583)       (3,704)        (6,879)
                                       -------       -------        -------
Other comprehensive income             $43,705       $15,297        $28,408
                                       =======       =======        =======

NOTE 12 - SUBSEQUENT EVENT

In January 2005, the Board of Directors of Union Central and the Ameritas Acacia Companies voted to combine at the mutual holding company level. The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Ohio. The Department of Insurance in Nebraska approved the transaction in 2005. The Company has offered to qualifying associates an early retirement benefit that is contingent upon the approval of the combination. The after-tax expense associated with the early retirement benefit is anticipated to be approximately $6.8 million, and as the approval of the combination is considered probable, the expense was recorded in 2005.